   As filed with the Securities and Exchange Commission on February 28, 2001.
                                                      Registration No. 333-24657


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 7


  THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA SEPARATE ACCOUNT A
                           (Exact name of Registrant)

            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               (Name of Depositor)

                               500 Boylston Street
                        Boston, Massachusetts 02116-3739
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                            James D. Gallagher, Esq.
                  Vice President, Secretary and General Counsel
            The Manufacturers Life Insurance Company of North America
                                73 Tremont Street
                           Boston, Massachusetts 02108
                     (Name and Address of Agent for Service)

                                    Copy to:
                              J. Sumner Jones, Esq.
                             Jones & Blouch, L.L.P.
                       1025 Thomas Jefferson Street, N.W.
                              Washington, DC 20007

It is proposed that this filing will become effective:


     ___ immediately upon filing pursuant to paragraph (b) of Rule 485
     ___ on [date] pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
      X  on [April 30, 2001] pursuant to paragraph (a)(1) of Rule 485
     ---


If appropriate, check the following box:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
Part A         Caption in Prospectus
------         ---------------------

1..............Cover Page
2..............Appendix A:  Special Terms
3..............Summary
4..............Appendix B:  Table of Accumulation Values
5..............General Information about Us, The Variable Account, the Trust and the Merrill Variable Funds
6..............Charges and Deductions; Withdrawal Charges; Reduction or
                Elimination of Withdrawal Charges; Administration Fees; Mortality and Expense Risks Charge; Taxes; Expenses of Distributing the Contract
7..............Accumulation Period Provisions; Company Approval; Purchase
                Payments; Accumulation Units; Net Investment Factor; Transfers Among Investment Options; Telephone Transactions; Special Transfer Services - Dollar Cost Averaging; Asset Rebalancing Program; Withdrawals; Special Withdrawal Services - the Income Plan; Contract Owner Inquiries; Other Contract Provisions; Ownership; Beneficiary; Modification
8..............Pay Out Period Provisions; General; Annuity Options;
                Determination of Amount of the First Variable Annuity Benefit Payment; Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments; Transfers During the Pay Out During the Pay Out Period
9..............Accumulation Period Provisions; Death Benefit During the
                Accumulation Period; Pay Out Period Provisions; Death Benefit Period
10.............Accumulation Period Provisions; Purchase Payments; Accumulation
                Units; Value of Accumulation Units; Net Investment Factor; Distribution of Contracts
11.............Withdrawals; Restrictions under the Texas Optional Retirement
                Program; Accumulation Period Provisions; Purchase Payments; Other Contract Provisions; Ten Day Right to Review
12.............Federal Tax Matters; Introduction; Taxation of Annuities in
                General; Diversification Requirements; Qualified Retirement Plans; Appendix G: Qualified Plan Types
13.............Legal Proceedings
14.............Statement of Additional Information - Table of Contents

Part B ........Caption in Statement of Additional Information
------         -----------------------------------------------

15.............Cover Page
16.............Table of Contents
17.............General Information and History.
18.............Services-Independent Auditors, Services-Servicing Agent
19.............Not Applicable
20.............Services - Principal Underwriter
21.............Performance Data
22.............Not Applicable
23.............Financial Statements

                                     PART A



                      INFORMATION REQUIRED IN A PROSPECTUS

      ANNUITY SERVICE OFFICE                           MAILING ADDRESS
  500 Boylston Street, Suite 400                    Post Office Box 9230
 Boston, Massachusetts 02116-3739             Boston, Massachusetts 02205-9230
          (617) 663-3000                             www.manulifeusa.com
          (800) 344-1029


            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                                       OF
            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

     This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company of North America ("WE" or "US"). The contract is a flexible purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract.


     * Contract values and annuity benefit payments are based upon sixty-four investment options. Sixty-two options are variable and two are fixed account options.

     * Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the variable account investment options of one of our separate accounts, The Manufacturers Life Insurance Company of North America Separate Account A (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those variable account investment options.

     * Each variable account investment option's assets are invested in a corresponding portfolio of the Manufacturers Investment Trust (the "TRUST") or Merrill Lynch Variable Series Funds, Inc. ("MERRILL VARIABLE FUNDS"). Both the Trust and the Merrill Variable Funds are mutual funds. We will provide the contract owner ("YOU") with prospectuses for the Trust and Merrill Variable Funds with this Prospectus.


     * We will add a "payment enhancement" to your contract for each payment that you make under your contract. Expenses for a contract which has a payment enhancement may be higher than the expenses for a contract which does not have a payment enhancement. The amount of the payment enhancement may, over time, be more than offset by the additional fees and charges associated with the payment enhancement.

     * SHARES OF THE TRUST OR THE MERRILL VARIABLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

     * Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

     *    Special terms are defined in a glossary in APPENDIX A.


PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning
(800) 344-1029.

The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.


              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS


General Information and History ............................................. 3
Performance Data............................................................. 3
Services
     Independent Auditors.................................................... 9
     Servicing Agent......................................................... 10
     Principal Underwriter................................................... 10
Audited Financial Statements................................................. 11




                   The date of this Prospectus is May 1, 2001.


VANTAGE.PRO5/01(MLIM)

                       TABLE OF CONTENTS



SUMMARY...................................................  4
GENERAL INFORMATION ABOUT US,
THE VARIABLE ACCOUNT, THE TRUST AND MERRILL VARIABLE FUNDS 11
     The Manufacturers Life Insurance Company of North
     America.............................................. 11
     The Variable Account ................................ 12
     The Trust............................................ 12
     Merrill Variable Funds............................... 17
DESCRIPTION OF THE CONTRACT .............................. 18
   ACCUMULATION PERIOD PROVISIONS ........................ 18
     Purchase Payments ................................... 18
     Payment Enhancements................................. 19
     Accumulation Units .................................. 20
     Value of Accumulation Units ......................... 21
     Net Investment Factor ............................... 21
     Transfers Among Investment Options .................. 21
     Maximum Number of Investment Options................. 22
     Telephone Transactions .............................. 22
     Special Transfer Services - Dollar Cost Averaging.... 22
     Asset Rebalancing Program............................ 22
     Withdrawals.......................................... 23
     Special Withdrawal Services - the Income Plan ....... 24
     Death Benefit During the Accumulation Period......... 24
        In General........................................ 24
        Amount of Death Benefit........................... 24
        Optional Annual Step Death Benefit................
            Addition of the Optional Annual Step
            Death Benefit to Existing Contracts...........
         Enhanced Death Benefit Rider.....................
        Payment of Death Benefit.......................... 25
PAY-OUT PERIOD PROVISIONS ................................ 26
     General ............................................. 26
     Annuity Options ..................................... 27
     Determination of Amount of the First Variable
     Annuity Benefit Payment.............................. 28
     Annuity Units and the Determination of
     Subsequent Variable Annuity Benefit Payments ........ 28
     Transfers During the Pay-Out Period ................. 28
     Death Benefit During the Pay-Out Period.............. 28
   OTHER CONTRACT PROVISIONS ............................. 29
     Ten Day Right to Review ............................. 29
     Ownership ........................................... 29
     Annuitant ........................................... 29
     Beneficiary ......................................... 30
     Modification ........................................ 30
     Company Approval .................................... 30
     Misstatement and Proof of Age, Sex or Survival....... 30
FIXED ACCOUNT INVESTMENT OPTIONS.......................... 30
     Securities Registration ............................. 30
     Guarantee ........................................... 30
     Reinsurance ......................................... 31
     Investment Options .................................. 31
     Investment Accounts ................................. 31
     Renewals ............................................ 31
     Transfers ........................................... 31
     Withdrawals ......................................... 31
     Loans ............................................... 32
     Fixed Annuity Options ............................... 32
GUARANTEED RETIREMENT INCOME PROGRAM......................
CHARGES AND DEDUCTIONS ................................... 32
     Withdrawal Charges .................................. 32
     Reduction or Elimination of Withdrawal Charges ...... 33
     Administration Fees.................................. 34
     Mortality and Expense Risks Charge .................. 34
     Taxes ............................................... 34
     Expenses of Distributing Contract.................... 35
FEDERAL TAX MATTERS ...................................... 35
   INTRODUCTION........................................... 35
   OUR TAX STATUS......................................... 35
   TAXATION OF ANNUITIES IN GENERAL ...................... 35
       Tax Deferral During Accumulation Period ........... 35
        Non-Natural Owners ............................... 36
        Loss of Interest Deduction Where Contracts are
        Held by or for the Benefit of Certain Non Natural
        Persons........................................... 36
        Diversification Requirements ..................... 36
        Ownership Treatment .............................. 36
        Delayed Pay-Out Periods .......................... 37
     Taxation of Partial and Full Withdrawals ............ 37
     Taxation of Annuity Benefit Payments ................ 38
     Taxation of Death Benefit Proceeds .................. 38
     Penalty Tax on Premature Distributions .............. 38
     Aggregation of Contracts ............................ 39
QUALIFIED RETIREMENT PLANS ............................... 39
     Direct Rollovers .................................... 40
     Loans ............................................... 41
 FEDERAL INCOME TAX WITHHOLDING........................... 41
GENERAL MATTERS........................................... 42
     Performance Data..................................... 42
     Asset Allocation and Timing Services................. 42
     Restrictions Under The Texas Optional
     Retirement Program................................... 42
     Distribution of Contracts ........................... 43
     Contract Owner Inquiries............................. 43
     Confirmation Statements.............................. 43
     Legal Proceedings ................................... 43
     Cancellation of Contract............................. 43
     Voting Interest...................................... 44
APPENDIX A:  SPECIAL TERMS...............................  A-1
APPENDIX B:  TABLE OF ACCUMULATION VALUES................. B-1
APPENDIX C:  EXAMPLES OF CALCULATION OF
WITHDRAWAL CHARGE......................................... C-1
APPENDIX D:  STATE PREMIUM TAXES.......................... D-1
APPENDIX E:  PENNSYLVANIA MAXIMUM MATURITY AGE............ E-1
APPENDIX F:  EXAMPLES OF PAYMENT ENHANCEMENT CALCULATIONS. F-1
APPENDIX G: QUALIFIED PLAN TYPES ......................... G-1

                                     SUMMARY


OVERVIEW OF THE CONTRACT. Under the contract, you make one or more purchase payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE," we make one or more payments to you (during the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan. The maximum age of an owner or annuitant for which a contract will be issued is age 80.


When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, family protection through the death benefit, and guaranteed fees.


PURCHASE PAYMENTS LIMITS. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the purchase payment. If permitted by state law, we may cancel your contract if you have made no purchase payments for two years, your contract value is less than $2,000 and your purchase payments over the life of your contract, minus your withdrawals over the life of the contract is less than $2,000.

PAYMENT ENHANCEMENTS. We will add a "PAYMENT ENHANCEMENT" to your contract for each purchase payment that you make under your contract. The amount of the payment enhancement depends on the cumulative amount of your purchase payments. To receive a higher percentage than that based on the cumulative amount of your purchase payments, you must provide satisfactory evidence that your total purchase payments within 13 months of the issue date will be enough to justify the higher percentage. If your total purchase payments during the 13 month period do not equal or exceed the amount approved, we reserve the right to recover from your contract the excess payment enhancement added to the contract. The payment enhancement is funded from our general account. The payment enhancement is allocated among investment options in the same proportion as your purchase payment. The amount available as a death benefit is reduced by payment enhancements applied in the prior 12 month period. The amount returned if you exercise your right to return the contract during the "ten day right to review" period is reduced by any payment enhancements.

INVESTMENT OPTIONS. Upon issuance of the contract, purchase payments may be allocated among up to seventeen of the available investment options (including all fixed account investment options). After the contract is issued, there is no limit on the number of investment options to which you may allocate purchase payments. Currently, sixty-two Variable Account investment options and two fixed account investment options are available under the contract. Each Variable Account investment options is a variable account investment option of the Variable Account that invests in a corresponding portfolio of the Trust or the Merrill Variable Funds. A full description of each portfolio is in the accompanying Prospectus of the Trust or, in the case of the Merrill Variable Funds, the accompanying prospectus of the Merrill Variable Funds. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each variable account investment option of the Variable Account you select and/or upon the interest we credit on each fixed account option you select. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options.


Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations, please discuss this matter with your financial adviser.

TRANSFERS. During the accumulation period, you may transfer your contract values among any of the investment options. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted. Transfers are free. Transfers from any investment account must be at least $300 or, if less, the entire balance in the investment account. If, after the transfer, the amount remaining in the investment account from which the transfer is made would be less than $100, then we will transfer the entire amount instead of the requested amount. Special transfer privileges permit you to dollar cost average your investment in the contract.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner.

         The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The amount of the death benefit during the first nine contract years will be the greater of:

         (a)  the contract value, (A) or

         (b)  the excess of


               *    the sum of all purchase payments over
               * the sum of any amounts deducted in connection with partial withdrawals.


After the ninth contract year, the death benefit will be the greater of:

         (a)  the contract value, (A) or

         (b)  the excess of:

               *    the sum of all purchase payments over
               * the sum of any amounts deducted in connection with partial withdrawals or

         (c) the death benefit on the last day of the ninth contract year, plus the sum of all purchase payments made and any amount deducted in connection with partial withdrawals since then.

(A) If a contract owner dies, we have the right to deduct from the death benefit paid any payment enhancements applied to the contract in the 12 month period prior to the date of death. However, we are currently waiving this right. Reference to "payment enhancements" in this paragraph refers to the original amount of payment enhancements; earnings attributable to payment enhancements will not be deducted from the death benefit paid.


         Optional Annual Step Death Benefit. Effective July 31, 2000, contract owner may elect the Optional Annual Step Death Benefit rider at the time the contract is issued. An additional fee is imposed for this death benefit. Election of the Optional Annual Step Death Benefit rider is irrevocable. The fee for this benefit is 0.20% for contract issued prior to January 29, 2001 and 0.05% for contracts issued on or after January 29, 2001. The amount of the death benefit for the Optional Annual Step Death Benefit is the greater of:

a)       the death benefit described above;
b)       the Annual Step Death Benefit.

The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Optional Annual Step Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Optional Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE OPTIONAL ANNUAL STEP DEATH BENEFIT SHOULD NOT BE ELECTED.

         OPTIONAL ENHANCED DEATH BENEFIT RIDER. Effective January 29, 2001, contracts may be issued with an Enhanced Death Benefit Rider if the contract owner elects this enhanced death benefit rider and if the rider is available for sale in the state where the contract is sold. Election of this benefit is irrevocable. With this benefit, on the death of the contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the Enhanced Death Benefit Rider. We impose an annual fee for the Death Benefit Rider of 0.20%.

           Subject to the maximum amount described below, the Enhanced Death Benefit Rider provides an additional death benefit equal to 40% of the appreciation in the contract value (as defined below) upon the death of the contract owner for contract owner issue ages up to and including age 69 and 25% for contract owner issue ages 70 and older. The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals.
                                      * * *


                 If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.


OPTIONAL GUARANTEED RETIREMENT INCOME PROGRAM. Effective January 29, 2001, contracts will be issued with an Optional Guaranteed Retirement Income Program ("GRIP II") if the contract owner elects the optional GRIP II rider and if the rider is available for sale in the state where the contract is sold. Election of GRIP II is irrevocable.

         GRIP II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates set forth in the GRIP II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed interest rate or the greatest anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by the GRIP II rider. If GRIP II is exercised and the monthly annuity payment available under the contract is greater than the monthly annuity payment provided by the GRIP II rider, we will pay the monthly annuity payment available under the contract. For the optional GRIP II rider, we impose an annual GRIP II rider fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.


ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity benefit payment options. Periodic annuity benefit payments will begin on the "maturity date" (the date marking the end of the accumulation period and the beginning of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. Generally, all earnings on the underlying investments are tax-deferred until withdrawn or until annuity payments begin (see "FEDERAL TAX MATTERS"). This tax deferred treatment may be beneficial to contract owners in building assets in a long-term investment program. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A penalty tax may apply to withdrawals prior to age 59 1/2.


CHARGES AND DEDUCTIONS. The following table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolio of the Trust. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus.


CONTRACT OWNER TRANSACTION EXPENSES

   Deferred sales load (withdrawal charge as percentage of purchase payments)

           NUMBER OF COMPLETE YEARS
         PURCHASE PAYMENT IN CONTRACT           WITHDRAWAL CHARGE PERCENTAGE

                      0                                      8.5%
                      1                                      8.5%
                      2                                      8.0%
                      3                                      7.0%
                      4                                      6.0%
                      5                                      5.0%
                      6                                      4.0%
                      7                                      3.0%
                      8                                      2.0%
                      9+                                     0.0%

ANNUAL CONTRACT FEE...................................................... $40(A)

(A) The $40 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment accounts is greater than or equal to $100,000.

SEPARATE ACCOUNT ANNUAL EXPENSES
--------------------------------------------------------------------------------
(as a percentage of average account value)

                                                                        CONTRACTS ISSUED      CONTRACTS ISSUED
                                                                          ON OR AFTER             PRIOR TO
                                                                        JANUARY 29, 2001     JANUARY 29, 2001
Mortality and expense risks fee........................................      1.25%                 1.25%
Administration fee.....................................................      0.30%                 0.30%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH NO OPTIONAL RIDERS
REFLECTED).............................................................      1.55%                 1.55%

Optional  Annual Step Death Benefit Fee................................      0.05%                 0.20%
Optional Enhanced Death Benefit Rider Fee..............................      0.20%                  N/A

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH ALL AVAILABLE
OPTIONAL DEATH BENEFITS REFLECTED).....................................      1.80%                 1.75%

Optional GRIP II Rider Fee.............................................      0.45%*                 N/A
(as a percentage of Income Base)

--------------
* The annual GRIP II Rider Fee is 0.45% multiplied by the Income Base. The GRIP II Rider Fee is deducted from the account value.


TRUST ANNUAL EXPENSES [TO BE UPDATED]
(as a percentage of Trust average net assets for the fiscal year ended December 31, 2000)

                                                              OTHER EXPENSES
                                           MANAGEMENT          (AFTER EXPENSE             TOTAL TRUST
TRUST PORTFOLIO                               FEES            REIMBURSEMENT)            ANNUAL EXPENSES
-----------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets........       0.850%                0.260%                     1.110%
Internet Technologies...............       1.150%                0.136%                     1.286%(E)
Science & Technology................       1.100%(f)             0.060%                     1.160%
International Small Cap.............       1.100%                0.270%                     1.370%
Aggressive Growth...................       1.000%                0.130%                     1.130%
Emerging Small Company..............       1.050%                0.070%                     1.120%
Small Company Blend.................       1.050%                0.250%                     1.300%
Dynamic Growth......................       1.000%                0.132%                     1.132%(E)
Mid Cap Stock.......................       0.925%                0.100%                     1.025%
All Cap Growth......................       0.950%                0.070%                     1.020%
Overseas............................       0.950%                0.260%                     1.210%
International Stock.................       1.050%(f)             0.200%                     1.250%
International Value.................       1.000%                0.230%                     1.230%
Capital Appreciation................       0.900%(H)             0.100%(A)                  1.000%
Mid Cap Blend.......................       0.850%                0.060%                     0.910%
Small Company Value.................       1.050%                0.170%                     1.220%
Global Equity.......................       0.900%                0.160%                     1.060%
Growth..............................       0.850%                0.050%                     0.900%
Large Cap Growth....................       0.875%                0.100%                     0.975%
Quantitative Equity.................       0.700%                0.060%                     0.760%
Blue Chip Growth....................       0.875%(f)             0.050%                     0.925%
Real Estate Securities..............       0.700%                0.070%                     0.770%
Value...............................       0.800%                0.070%                     0.870%
Tactical Allocation.................       0.900%                0.127%                     1.027%(E)
Growth & Income.....................       0.750%                0.050%                     0.800%
U.S. Large Cap Value................       0.875%                0.070%                     0.945%
Equity-Income.......................       0.875%(f)             0.060%                     0.935%
Income & Value......................       0.800%                0.080%                     0.880%
Balanced............................       0.800%                0.070%                     0.870%
High Yield..........................       0.775%                0.065%                     0.840%
Strategic Bond......................       0.775%                0.095%                     0.870%
Global Bond.........................       0.800%                0.180%                     0.980%
Total Return........................       0.775%                0.060%                     0.835%
Investment Quality Bond.............       0.650%                0.120%                     0.770%
Diversified Bond....................       0.750%                0.090%                     0.840%
U.S. Government Securities..........       0.650%                0.070%                     0.720%
Money Market........................       0.500%                0.050%                     0.550%
Small Cap Index.....................       0.525%                0.075%(G)                  0.600%(E)
International Index.................       0.550%                0.050%(G)                  0.600%(E)
Mid Cap Index.......................       0.525%                0.075%(G)                  0.600%(E)
Total Stock Market Index............       0.525%                0.075%(G)                  0.600%(E)
500 Index...........................       0.525%                0.039%(G)                  0.564%(E)
Lifestyle Aggressive 1000(D)........       0.075%                1.060%(B)                  1.135%(C)
Lifestyle Growth 820(D).............       0.057%                1.008%(B)                  1.065%(C)
Lifestyle Balanced 640(D)...........       0.057%                0.928%(B)                  0.985%(C)
Lifestyle Moderate 460(D)...........       0.066%                0.869%(B)                  0.935%(C)
Lifestyle Conservative 280(D).......       0.075%                0.780%(B)                  0.855%(C)

-----------------

(A)  Based on estimates to be made during the current fiscal year.

(B)  Reflects expenses of the Underlying Portfolios.

(C) The investment adviser to the Trust, Manufacturers Securities Services, LLC ("MSS" or the "Adviser") has voluntarily agreed to pay certain expenses of each Lifestyle Trust (excluding the expenses of the Underlying Portfolios) as follows:

     If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust equal 0.075%. If the total expenses of the Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser. (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust includes the advisory fee but excludes
     (a) the expenses of the Underlying Portfolios, (b) taxes, (c) portfolio brokerage, (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.)


     This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be higher (based on current advisory fees and the Other Expenses of the Lifestyle Trusts for the fiscal year ended December 31, 2000) as noted in the chart below:


                                          MANAGEMENT             OTHER               TOTAL TRUST
     TRUST PORTFOLIO                        FEES                EXPENSES           ANNUAL EXPENSES
---------------------------------------------------------------------------------------------------
     Lifestyle Aggressive 1000......       0.075%                1.090%                1.165%
     Lifestyle Growth 820...........       0.057%                1.030%                1.087%
     Lifestyle Balanced 640.........       0.057%                0.940%                0.997%
     Lifestyle Moderate 460.........       0.066%                0.900%                0.966%
     Lifestyle Conservative 280.....       0.075%                0.810%                0.885%


(D) Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, the Adviser is currently paying certain of these expenses as described in footnote (C) above.

(E) Annualized - For the period May 1, 2000 (commencement of operations) to December 31, 2000.

(F) Effective June 1, 2000, the Adviser voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, the Blue Chip Growth Trust, the Equity-Income Trust and the International Stock Trust. The fee reduction is based on the combined asset level of all four portfolios. Once the combined assets exceed specified amounts, the fee reduction is increased. The percentage fee reduction for each asset level is as follows:

     COMBINED ASSET LEVELS                           FEE REDUCTION
                                          (AS A PERCENTAGE OF THE ADVISORY FEE)

     First $750 million                                   0.0%
     Between $750 million and $1.5 billion                2.5%
     Between $1.5 billion and $3.0 billion                3.75%
     Over $3.0 billion                                    5.0%

     The fee reductions are applied to the advisory fees of each of the four portfolios. This voluntary fee waiver may be terminated at any time by the adviser. As of April ___, 2001, the combined asset level for all four portfolios was approximately $____ billion resulting in a fee reduction of ___%. There is no guarantee that the combined asset level will remain at this amount. If the combined asset level were to decrease to a lower breakpoint, the fee reduction would decrease as well.

(G) MSS has voluntarily agreed to pay expenses of each Index Trust (excluding the advisory fee) that exceed the following amounts: 0.050% in the case of the International Index Trust and 500 Index Trust and 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust and Total Stock Market Index Trust. If such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.072% and 0.622%, respectively, for the International Index Trust, 0.089% and 0.614%, respectively, for the Small Cap Index Trust, and 0.135% and 0.660%, respectively, for the Mid Cap Index Trust and 0.080% and 0.605%, respectively, for the Total Stock Market Index Trust. It is estimated that the expense reimbursement will not be effective during the year end December 31, 2000 for the 500 Index Trust. The expense reimbursement may be terminated at any time by MSS.

(H) 0.900% on the first $300 million of net assets, 0.850% on net assets over $300 million.



MERRILL VARIABLE FUNDS ANNUAL EXPENSES:  CLASS B SHARES
(as a percentage of average net assets and after waivers and reimbursements)

----------------------------------------------------------------------------------------------------------
                               MANAGEMENT                                             TOTAL ANNUAL FUND
                                   FEE                          OTHER EXPENSES        OPERATING EXPENSES
                             (AFTER EXPENSE                     (AFTER EXPENSE          (AFTER EXPENSE
                              REIMBURSEMENT         12B-1        REIMBURSEMENT           REIMBURSEMENT
        PORTFOLIO              AND WAIVER           FEES         AND WAIVER)(A)          AND WAIVER)(B)
----------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap            0.75%            0.15%            0.06%                   0.96%
Value Focus
Merrill Lynch Basic Value          0.60%            0.15%            0.05%                   0.80%
Focus
Merrill Lynch Developing          0.53%C            0.15%            0.72%                  1.40% C
Capital Markets Focus

(A) Note that these are the expenses for the fiscal year ended December 31, 2000.

(B) Merrill Lynch Investment Management ("MLIM") and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses (excluding any distribution fees imposed on shares of Class B Common Stock) paid by each portfolio in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year.

(C) During 2000, MLIM waived management fees for the Developing Capital Markets Focus Fund in the amount totaling 0.47% of that Fund's average daily net assets of Class B shares; absent this waiver, the management fee and the total expenses for Class B shares of this Fund would have been 1.00% and 1.87%, respectively. This voluntary expense waiver may be terminated at any time.


EXAMPLES


You would pay the following expenses on a $1,000 investment, assuming no payment enhancement but reflecting the maximum separate account annual expenses of 1.80% (plus the Optional GRIP II Rider Fee of 0.45% of Income Base) and a 5% annual return on assets, if you surrendered your contract at the end of the applicable time period.



----------------------------------------------------------------------------------------------
[TO BE UPDATED]
PORTFOLIO                                  1 YEAR       3 YEARS      5 YEARS       10 YEARS
----------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets                 116          188          246            393
Internet Technologies                        118          193          255            410
Science & Technology                         117          189          248            398
International Small Cap                      119          195          259            418
Aggressive Growth                            117          188          247            395
Emerging Small Company                       116          188          246            394
Small Company Blend                          118          193          255            411
Dynamic Growth                               117          188          247            395
Mid Cap Stock                                116          185          242            385
All Cap Growth                               116          185          241            385


Overseas                                     117          191          251            403
International Stock                          118          192          253            406
International Value                          118          191          252            405
Capital Appreciation                         115          185          240            383
Mid Cap Blend                                114          182          236            374
Small Company Value                          117          191          251            404
Global Equity                                116          186          243            389
Growth                                       114          182          235            373
Large Cap Growth                             115          184          239            380
Quantitative Equity                          113          178          228            359
Blue Chip Growth                             115          183          237            376
Real Estate Securities                       113          178          229            360
Value                                        114          181          234            370
Tactical Allocation                          116          186          242            385
Growth & Income                              113          179          230            363
U.S. Large Cap Value                         115          183          238            378
Equity-Income                                115          183          237            377
Income & Value                               114          181          234            371
Balanced                                     114          181          234            370
High Yield                                   114          180          232            367
Strategic Bond                               114          181          234            370
Global Bond                                  115          184          239            381
Total Return                                 114          180          232            367
Investment Quality Bond                      113          178          229            360
Diversified Bond                             114          180          232            367
U.S. Government Securities                   113          177          226            355
Money Market                                 111          172          218            339
Small Cap Index                              112          173          220            344
International Index                          112          173          220            344
Mid Cap Index                                112          173          220            344
Total Stock Market Index                     112          173          220            344
500 Index                                    111          172          218            340
Lifestyle Aggressive 1000                    117          189          247            396
Lifestyle Growth 820                         116          187          244            389
Lifestyle Balanced 640                       115          184          240            381
Lifestyle Moderate 460                       115          183          237            377
Lifestyle Conservative 280                   114          181          233            369
Merrill Lynch Small Cap Value Focus          115          184          238            379
Merrill Lynch Basic Value Focus              114          179          231            364
Merrill Lynch Developing Capital             119          196          260            420
Markets


--------------------------
(A) Formerly, the Mid Cap Growth Trust.


You would pay the following expenses on a $1,000 investment, assuming no payment enhancement but reflecting the maximum separate account annual expenses of 1.80% (plus the Optional GRIP II Rider Fee of 0.45% of Income Base) and a 5% annual return on assets, if you selected an annuity benefit payment option as provided in the contract or did not surrender the contract at the end of the applicable time period.



[TO BE UPDATED]
PORTFOLIO                                   1 YEAR           3 YEARS          5 YEARS            10 YEARS
-------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets                  36               109              186                 393
Internet Technologies                         37               114              195                 410
Science & Technology                          36               111              188                 398

International Small Cap                       38               117              199                 418
Aggressive Growth                             36               110              187                 395
Emerging Small Company                        36               109              186                 394
Small Company Blend                           37               115              195                 411
Dynamic Growth                                36               110              187                 395
Mid Cap Stock                                 35               107              182                 385
All Cap Growth                                35               106              181                 385
Overseas                                      37               112              191                 403
International Stock                           37               113              193                 406
International Value                           37               113              192                 405
Capital Appreciation                          34               106              180                 383
Mid Cap Blend                                 33               103              176                 374
Small Company Value                           37               112              191                 404
Global Equity                                 35               108              183                 389
Growth                                        33               103              175                 373
Large Cap Growth                              34               105              179                 380
Quantitative Equity                           32                98              168                 359
Blue Chip Growth                              34               103              177                 376
Real Estate Securities                        32                99              169                 360
Value                                         33               102              174                 370
Tactical Allocation                           35               107              182                 385
Growth & Income                               32               100              170                 363
U.S. Large Cap Value                          34               104              178                 378
Equity-Income                                 34               104              177                 377
Income & Value                                33               102              174                 371
Balanced                                      33               102              174                 370
High Yield                                    33               101              172                 367
Strategic Bond                                33               102              174                 370
Global Bond                                   34               105              179                 381
Total Return                                  33               101              172                 367
Investment Quality Bond                       32                99              169                 360
Diversified Bond                              33               101              172                 367
U.S. Government Securities                    32                97              166                 355
Money Market                                  30                92              158                 339
Small Cap Index                               30                93              160                 344
International Index                           30                93              160                 344
Mid Cap Index                                 30                93              160                 344
Total Stock Market Index                      30                93              160                 344
500 Index                                     30                92              158                 340
Lifestyle Aggressive 1000                     36               110              187                 396
Lifestyle Growth 820                          35               108              184                 389
Lifestyle Balanced 640                        34               105              180                 381
Lifestyle Moderate 460                        34               104              177                 377
Lifestyle Conservative 280                    33               101              173                 369
Merrill Lynch Small Cap Value Focus           34               105              178                 379
Merrill Lynch Basic Value Focus               32               100              171                 364
Merrill Lynch Developing Capital              39               118              200                 420
Markets

-----------------
(A)  Formerly, the Mid Cap Growth Trust.

         For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" and "Merrill Variable Funds Annual Expenses" will remain the same (including any voluntary expense reimbursement continuing in effect). Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

         In addition, for purposes of calculating the values in the above Example, we have translated the $40 annual administration charge listed under "Annual Contract Fee" to a 0.047% annual asset charge based on a $85,000 estimated approximate average size of contracts of this series.

         A TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT IS INCLUDED IN APPENDIX B TO THIS PROSPECTUS.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

         Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT, THE TRUST AND MERRILL VARIABLE FUNDS

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

================================================================================
We are an indirect subsidiary of MFC.
================================================================================

         We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 500 Boylston Street., Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Manufacturers Life Insurance Company of North America's financial ratings are as follows:

                  A++ A.M. Best
                  Superior in financial strength; 1st category of 15


                  AAA Fitch
                  Highest in insurer financial strength; 1st category of  22


                  AA+ Standard & Poor's
                  Very strong in financial strength; 2nd category of 21

                  Aa2 Moody's
                  Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of North America's ability to honor the death benefit, fixed account guarantees, and life annuitization guarantees, but do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

================================================================================
The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust or Merrill Variable Funds portfolio(s) you select.
================================================================================

         We established the Variable Account on August 24, 1984. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


         The Variable Account currently has sixty-two variable account investment options. We reserve the right, subject to compliance with applicable law, to add other variable account investment options, eliminate existing variable account investment options, combine variable account investment options or transfer assets in one variable account investment option to another variable account investment option that we, or an affiliated company, may establish. We will not eliminate existing variable account investment options or combine variable account investment options without the prior approval of the appropriate state or federal regulatory authorities.


THE TRUST

================================================================================
The Trust and Merrill Variable Funds are mutual funds in which the Variable Account invests.
================================================================================


         The assets of each variable account investment option of the Variable Account (other than the three variable account investment options invested in the Merrill Variable Funds described below) are invested in shares of a corresponding investment portfolio of the Trust. A description of each Trust portfolio is set forth below. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Dynamic Growth Trust, Global Bond Trust and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from MSS.

         The Trust currently has twenty-five subadvisers who manage all of the portfolios, one of which subadvisers is Manufacturers Adviser Corporation ("MAC"). Both MSS and MAC are affiliates of ours.

 SUBADVISER                                     PORTFOLIO

 A I M Capital Management, Inc.                 All Cap Growth Trust
                                                Aggressive Growth Trust

 Capital Guardian Trust Company                 Small Company Blend Trust
                                                U.S. Large Cap Value Trust
                                                Income & Value Trust
                                                Diversified Bond Trust

 Cohen & Steers Capital Management, Inc.        Real Estate Securities Trust

 Davis Select Advisers, L.P.                    Financial Services Trust
                                                Fundamental Value Trust

 Dreyfus Corporation                            All Cap Value Trust

 Fidelity Management Trust Company(A)           Strategic Opportunities
                                                Large Cap Growth Trust
                                                Overseas Trust

 Founders Asset Management LLC                  International Small Cap Trust
                                                Balanced Trust(C)

 Franklin Advisers, Inc.                        Emerging Small Company Trust

 INVESCO Funds Group, Inc.                      Telecommunications Trust
                                                Mid Cap Growth Trust

 Janus Capital Corporation                      Dynamic Growth Trust

 Jennison Associates LLC                        Capital Appreciation Trust

 Lord Abbett & Co.                              Mid Cap Value Trust

  Manufacturers Adviser Corporation           Pacific Rim Emerging Markets Trust
                                              Quantitative Equity Trust
                                              Quantitative Mid Cap Trust
                                              Equity Index Trust
                                              Money Market Trust
                                              Index Trusts
                                              Lifestyle Trusts(B)
                                              Balanced Trust(C)


  Massachusetts Financial Services Company    Strategic Growth Trust
                                              Capital Opportunities Trust
                                              Utilities Trust


  Miller Anderson & Sherrerd, LLP             Value Trust
  High Yield Trust

  Mitchell Hutchins Asset Management Inc.     Tactical Allocation Trust

  Munder Capital Management                   Internet Technologies Trust

  Pacific Investment Management Company       Global Bond Trust
  Total Return Trust


  Putnam Investment Management, L.L.C.        Mid Cap Opportunities Trust


  Salomon Brothers Asset Management Inc       U.S. Government Securities Trust
  Strategic Bond Trust


  State Street Global Advisors                Growth Trust
  Lifestyle Trusts(B)

  T. Rowe Price Associates, Inc.              Science & Technology Trust
  Health Sciences Trust
  Blue Chip Growth Trust
  Equity-Income Trust

  T. Rowe Price International, Inc.           International Stock Trust


  Templeton Investment Counsel, Inc.          International Value Trust

  Wellington Management Company, LLP          Growth & Income Trust
                                              Investment Quality Bond Trust
                                              Mid Cap Stock Trust
  -----------------


(A)  Formerly, the Mid Cap Blend Trust.

(B) State Street Global Advisors provides subadvisory consulting services to Manufacturers Adviser Corporation regarding management of the Lifestyle Trusts.

(C) A shareholders meeting has been scheduled for May 4, 2001 to approve Manufacturers Adviser Corporation as the new subadviser to the Balanced Trust. If this change is approved by shareholders, it will be effective immediately.

The Portfolios of the Trust available under the contract are as follows:

The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).


The TELECOMMUNICATIONS TRUST seeks capital appreciation (with earning income as a secondary objective) by investing, under normal market conditions, primarily in equity securities of companies engaged in the telecommunications sector, that is, in the design, development, manufacture, distribution or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.


The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing at least 65% of the portfolio's total assets in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.


The HEALTH SCIENCES TRUST seeks long term capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").


The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index ("small cap stocks") at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.

The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing the portfolio's assets primarily in equity securities selected for their growth potential. Normally at least 50% of its equity assets are invested in medium-sized companies.


The MID CAP GROWTH TRUST seeks capital appreciation by investing primarily in common stocks of mid-sized companies - those with market capitalizations between $2 billion and $15 billion at the time of purchase.

The MID CAP OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, primarily in common stocks and other equity securities of U.S. companies, with a focus on growth stocks of mid size companies.


The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities with significant capital appreciation potential, with emphasis on medium-sized companies

The ALL CAP GROWTH TRUST (formerly, Mid Cap Growth Trust) seeks long-term capital appreciation by investing the portfolio's assets, under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.


The FINANCIAL SERVICES TRUST seeks seek growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 65% of the portfolio's assets are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if its owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.


The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts
(EDRs)). The portfolio expects to invest primarily in equity securities.

The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.


The ALL CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in the stocks of value companies of any size.

The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospectus. These companies are generally medium-to-large capitalization companies.


The STRATEGIC OPPORTUNITIES TRUST seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.


The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

The SMALL CAP VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Normally, the portfolio will invest at least 65% of its total assets in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase.

The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in equity securities of companies in at least three different countries, including the U.S. The portfolio may invest in companies of any size but emphasizes mid- and large-capitalization companies that are undervalued.

The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which MFS believes offer superior prospects for growth.


The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).

The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in equity securities of companies with large market capitalizations.


The CAPITAL OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The portfolio focuses on companies which the subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.


The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing at least 65% of the portfolio's total assets in the common stocks of large and medium-sized blue chip companies. Many of the stocks in the portfolio are expected to pay dividends.


The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 65% of the portfolio's total assets in equity and debt securities of domestic and foreign companies in the utilities industry.

The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, substantially (at least 65% of total assets) in equity securities of real estate companies, such as real estate investment trusts ("REITs").

The MID CAP VALUE TRUST seeks seek capital appreciation by investing, under normal market conditions, at least 65% of the portfolios total assets in equity securities which it believes to be undervalued in the marketplace. Normally, at least 65% of the portfolio's total assets will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.


The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

The TACTICAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by allocating the portfolio's assets between (i) a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index, and (ii) a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.


The FUNDAMENTAL VALUE TRUST seeks to seek growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.


The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.


The BALANCED TRUST seeks current income and capital appreciation by investing the portfolio's assets in a balanced portfolio of (i) equity securities and
(ii) fixed income securities.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing at least 75% of the portfolio's assets in fixed income securities.

The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.

The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.*

The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index").*

The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.*

The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.*

The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.*

The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "Standard and Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)" is a trademark of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.


         A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust Prospectus should be read carefully before allocating purchase payments to a variable account investment option.


MERRILL VARIABLE FUNDS


         The variable portion of your contract contains three additional investment options. Each portfolio is a series of Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). Merrill Variable Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios are diversified for purposes of the 1940 Act, with the exception of the Developing Capital Markets Focus Fund which is non-diversified. Merrill Variable Funds receive investment advisory services from Merrill Lynch Investment Management ("MLIM"). The Merrill Variable Funds Class B shares are subject to a Rule 12b-1 fee of up to 0.15% of a portfolio's Class B net assets. Below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.

The MERRILL LYNCH SMALL CAP VALUE FOCUS FUND seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies and emerging growth companies, regardless of size, that management of Merrill Variable Funds believes have special investment value.


The MERRILL LYNCH BASIC VALUE FOCUS FUND seeks capital appreciation and, secondarily, income by investing in securities, primarily stocks, that management of the portfolio believes are undervalued (stock price is less than what management of the Fund believes it is worth) and therefore represent basic investment value.

The MERRILL LYNCH DEVELOPING CAPITAL MARKETS FOCUS FUND seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its objective, the portfolio considers countries having smaller capital markets to be all countries other than the United States, United Kingdom, Japan and Germany. The Fund may also invest in fixed income securities of companies and governments in these countries. The Fund's management anticipates that under most circumstances the Fund will have substantial investments in emerging markets.

         A full description of Merrill Variable Funds, including the investment objectives, policies and restrictions of each portfolio is contained in Merrill Variable Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.

         PLEASE NOTE THE MERRILL VARIABLE FUNDS ARE NOT AVAILABLE FOR ERISA GOVERNED PLANS.


         If the shares of a portfolio of the Trust or the Merrill Variable Funds are no longer available for investment or in our judgment investment in a Trust or a Merrill Variable Fund portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust, Merrill Variable Fund or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).


================================================================================
You instruct us how to vote Trust or Merrill Variable Funds shares.
================================================================================

         Shares of the Trust portfolios or the Merrill Variable Funds portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the Federal securities laws, regulations or interpretations thereof. For further information on voting interests under the contract see "Voting Interests" in this prospectus.

DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

================================================================================
Initial purchase payments usually must be at least $10,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).
================================================================================

PURCHASE PAYMENTS

         Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

         If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

         * the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

         * the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $40 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").


         You designate in your contract application how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described below). See "TELEPHONE TRANSACTIONS" below.

PAYMENT ENHANCEMENTS

================================================================================
We add 3% or more to each payment you make.
================================================================================

         When you make a purchase payment, we will add a payment enhancement to your contract. The payment enhancement is funded from our general account and is allocated among investment options in the same proportion as your purchase payment.

         We are currently offering a promotional payment enhancement for initial and subsequent purchase payments to contracts issued on and after June 21, 1999. Subsequent payments to contracts issued prior to June 21, 1999 continue to receive the payment enhancement rates in effect at the time of the issuance of the contract. The promotional payment enhancements may be terminated by us at any time. Initial and subsequent purchase payments that do not receive the promotional payment enhancements will receive the guaranteed payment enhancement described in the column labeled "Guaranteed Rate" in the table below.

         The payment enhancement is a percentage of your purchase payment that varies (based upon on the cumulative amount of your purchase payments to the date of that payment) as follows:


--------------------------------------------------------------------------------------------------------------
                                                                   Payment Enhancement
--------------------------------------------------------------------------------------------------------------
 Cumulative Purchase      Guaranteed    Prior Promotional Rate     Prior Promotional Rate    Promotional Rate
      Payments               Rate       (Contracts Issued on or   (Contracts Issued on or   (Contracts Issued
                                         After January 1, 1999      After June 21, 1999        on or After
                                         but Prior to June 21,      but Prior to January    January 29, 2001)
                                                 1999)                   29, 2001)
Less than $500,000          3.0%                 4.0%                      5.0%                     4.5%
$500,000 or more but
less than $2.5              4.0%                 5.0%                      5.5%                     5.0%
million
$2.5 million or more        5.0%                 6.0%                      6.0%                     5.5%
-------------------------------------------------------------------------------------------------------------


An example of the calculation of the payment enhancement is set forth in APPENDIX F. Payment enhancements are not considered to be "investment in the contract" for income tax purposes (see "FEDERAL TAX MATTERS").




         The Company expects to make a profit from the contracts. The charges used to recoup the expense of paying the payment enhancement include the withdrawal charge and the asset based charges.

         There may be circumstances where you may be worse off for having purchased a contract with a payment enhancement as opposed to a contract without a payment enhancement. The Company issues a variety of variable annuities designed to meet different retirement planning goals. Other variable annuities issued by the Company have no payment enhancement. These contracts with no payment enhancements have withdrawal charges and asset based charges that may for certain contracts be lower than the charges for this contract. You and your financial adviser should decide if you may be better off with one of our other variable annuities. In making this determination, you and your financial adviser should consider the following factors:

     *    The length of time that you plan to own your contract
     *    The frequency, amount and timing of any partial surrenders
     *    The amount of your purchase payments

In addition, if you exercise your right to return the contract within 10 days of receiving it, we will recover the original amount of the payment enhancement credited (including any amount credited pursuant to a Letter of Intent as discussed below). Therefore, you bear the risk that if the market value of the payment enhancement has declined, we will still recover the full amount of the payment enhancement.

================================================================================
Using a Letter of Intent may permit you to receive a larger payment enhancement.
================================================================================


         Letter of Intent (not available in Oregon). The next higher payment enhancement percentage may be applied to your initial purchase payment if you provide us with satisfactory evidence (referred to as a "Letter of Intent") that your total purchase payments in the first 13 months would satisfy the requirement for the higher percentage. Satisfactory evidence will require, but is not limited to, a minimum initial purchase payment of at least 50% of the minimum required purchase payment for the higher percentage. We reserve the right to recover an amount from your contract if your total purchase payments received within 13 months from the issue date of your contract do not equal or exceed the amount (promised in your Letter of Intent) used to determine a payment enhancement. The amount we may recover is the original amount of payment enhancement applied to your contract minus the amount of payment enhancement that would have been applied had you not submitted a Letter of Intent (the "excess payment enhancement").


         IF THE VALUE OF SUCH ACCUMULATION UNITS DECLINES, WE WILL RECOVER THE FULL AMOUNT OF THE EXCESS PAYMENT ENHANCEMENT. THEREFORE, YOU BEAR THE RISK THAT IF YOUR LETTER OF INTENT IS NOT COMPLETED, THE VALUE OF YOUR CONTRACT MAY BE LESS THAN HAD YOUR LETTER OF INTENT NOT BEEN EXECUTED. IF THE AMOUNT RECOVERED EXCEEDS THE CONTRACT VALUE, WE RESERVE THE RIGHT TO TERMINATE YOUR CONTRACT WITHOUT VALUE. Amounts recovered will be withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

         The promotional rates applicable to the initial purchase payment under a Letter of Intent will continue in effect for the 13 month Letter of Intent completion period regardless of a termination generally of the promotional rates during such a period.

         IF YOU FAIL TO INFORM US THAT YOU INTEND TO SUBMIT MULTIPLE PAYMENTS WITHIN 13 MONTHS OF YOUR CONTRACT ISSUE DATE, YOUR CONTRACT MAY RECEIVE A LOWER PAYMENT ENHANCEMENT PERCENTAGE THAN WOULD OTHERWISE BE AVAILABLE.


         If you are considering purchasing a contract in connection with certain qualified plans, then special considerations regarding the payment enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a qualified plan, you should consider the effect of the payment enhancement on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Internal Revenue Code, as amended. Employers intending to use the Contract in connection with such plans should seek competent advice. (See Appendix G - "QUALIFIED PLAN TYPES").


ACCUMULATION UNITS

================================================================================
The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust or Merrill Variable Funds portfolio.
================================================================================

         During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust or Merrill Variable Funds portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

         The value of your accumulation units will vary from one business day to the next depending (the "VALUATION PERIOD") upon the investment results of the investment options you select. The value of an accumulation unit for each variable account investment option was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor (described below) for such variable account investment option for the valuation period for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.


NET INVESTMENT FACTOR


         The net investment factor is an index used to measure the investment performance of a variable account investment option from one valuation period to the next. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same over the valuation period. The net investment factor for each variable account investment option for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:


         Where (a) is:


         * the net asset value per share of a portfolio share held in the variable account investment option determined at the end of the current valuation period, plus

         * The per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the variable account investment option if the "ex-dividend" date occurs during the current valuation period.

         Where (b) is the net asset value per share of a portfolio share held in the variable account investment option determined as of the end of the immediately preceding valuation period.

         Where (c) is a factor representing the charges deducted from the variable account investment option on a daily basis for administrative expenses, a portion of the distribution expenses, and mortality and expense risks. That factor is equal on an annual basis to 1.55% (0.30% for administrative expenses and 1.25% for mortality and expense risks) assuming no optional rider are elected.


TRANSFERS AMONG INVESTMENT OPTIONS

================================================================================
Amounts invested may be transferred among investment options.
================================================================================

         During the accumulation period, you may transfer amounts among the investment options at any time upon written notice to us or by telephone if you authorize us in writing to accept telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts transferred and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).


         Currently the Company imposes no charge for transfer requests. The first six transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, the Company does not currently assess a charge but reserves the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse it for the expenses of processing transfers.


         Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust or Merrill Variable Funds portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted).

MAXIMUM NUMBER OF INVESTMENT OPTIONS

         Upon issuance of the contract, purchase payments may be allocated among up to seventeen of the available investment options (including all fixed account investment options). After the contract is issued, there is no limit on the number of investment options to which you may allocate purchase payments.

================================================================================
Telephone transfers and withdrawals are permitted.
================================================================================

TELEPHONE TRANSACTIONS

         You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request a transfer or withdrawal by telephone, you must elect the option on the Application. (If you do not initially elect an option in the Application form, you may request authorization by executing an appropriate authorization form that we will provide you upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

================================================================================
Dollar Cost Averaging and Asset Rebalancing programs are available.
================================================================================


         We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any variable account investment option or the one year fixed account investment option to other variable account investment options until the amount in the variable account investment option from which the transfer is made or one year fixed account investment option is exhausted. In states where approved by the state insurance department, a DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in substantially equal installments over time in an effort to reduce that risk. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.


ASSET REBALANCING PROGRAM


         We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the variable account investment options. (The Fixed Account Investment Options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable account investment options must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

         Asset rebalancing will only be permitted on the following time schedules:

         * quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);
         * semi-annually on June 25th or December 26th (or the next business day if these dates are not business days); or
         * annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS


         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE") and related Treasury Department regulations. In the case of a total withdrawal, the contract will be canceled and we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, less the annual $40 administration fee if applicable, any unpaid loans and any applicable withdrawal charge. In the case of a partial withdrawal, we will pay the amount requested and cancel that number of accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from such investment account (see "CHARGES AND DEDUCTIONS").


================================================================================
You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.
================================================================================

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option less any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken pro rata from the variable account investment options: taking from each such variable account investment option an amount which bears the same relationship to the total amount withdrawn as the value of that variable account investment option bears to the value of all your investments in variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options (see "FIXED ACCOUNT INVESTMENT OPTIONS").

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

         * the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         *    trading on the New York Stock Exchange is restricted,

         * an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         * the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix G "QUALIFIED PLAN TYPES").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

================================================================================
Systematic "Income Plan" withdrawals are available.
================================================================================


         We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the IP program.


DEATH BENEFIT DURING THE ACCUMULATION PERIOD

================================================================================
If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
================================================================================


         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, and the tax treatment of amounts held and distributed under such plans, are complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you should consider that the contract provides a base death benefit and two optional death benefits (described below) each of which could be characterized as an "incidental death benefit" under the Code There are limits on the amount of incidental benefits that may be provided under certain qualified plans and the provision of such benefits can affect the qualification of your plan, including your IRA, and/or result in currently taxable income to plan participants (see "FEDERAL TAX MATTERS" and Appendix G "Qualified Plan Types"). Accordingly, contract owners who intend to use this contract in connection with qualified retirement plans, including IRAs, should consult a tax advisor.

         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. This treatment of contract value as a payment is not included in cumulative purchase payments and is not eligible for a payment enhancement. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.


         AMOUNT OF DEATH BENEFIT. If any contract owner dies, the death benefit will be determined as follows:

         * The death benefit during the first nine contract years will be the greater of:

        (a)  the contract value, (A) or

        (b)  the excess of

             *  the sum of all purchase payments over


             * the sum of any amounts deducted in connection with partial withdrawals.

          * After the ninth contract year, the death benefit will be the greater of:

          (a)  the contract value, (A) or

         (b) the excess of:

         *    the sum of all purchase payments over

         * the sum of any amounts deducted in connection with partial withdrawals, or

         (c) the death benefit on the last day of the ninth contract year, plus the sum of all purchase payments made and any amount deducted in connection with partial withdrawals since then.

(A) If a contract owner dies, we have the right to deduct from the death benefit paid any payment enhancements applied to the contract in the 12 month period prior to the date of death. However, we are currently waiving this right. Reference to "payment enhancements" in this paragraph refers to the original amount of payment enhancements; earnings attributable to payment enhancements will not be deducted from the death benefit paid.


OPTIONAL ANNUAL STEP DEATH BENEFIT RIDER

For contract issued on or after January 29, 2001, a contract owner may elect the Optional Annual Step Death Benefit. Election of this rider is irrevocable and an additional annual fee of 0.05% is imposed for this death benefit. The amount of the death benefit for the Optional Annual Step Death Benefit is the greater of:

a)  the death benefit described above; and
b)  the Annual Step Death Benefit.

The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Optional Annual Step Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Optional Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE OPTIONAL ANNUAL STEP DEATH BENEFIT SHOULD NOT BE ELECTED.

         ADDITION OF THE OPTIONAL ANNUAL STEP DEATH BENEFIT RIDER TO EXISTING CONTRACTS. Contracts issued on or after July 31, 2000 but prior to January 29, 2001 were issued with an Optional Annual Step Death Benefit if the contract owner elected this benefit. The Optional Annual Step Death Benefit may not be added to these contracts after the issue date of the contract. The Optional Annual Step Death Benefit may be added to contracts issued prior to July 31, 2000 subject to the restrictions set forth below. Election of this benefit is irrevocable. With respect to all such contracts (sometimes collectively referred to as "EXISTING CONTRACTS"), the Optional Annual Step Death Benefit is the same as the Optional Annual Step Death Benefit described above except that the annual fee for the benefit 0.20%.

         The offer to add the Optional Annual Step Death Benefit to Existing Contracts issued prior to July 31, 2000 is effective only for the period commencing 30 days before the first contract anniversary of such an Existing Contract after August 15, 2000 and ending 30 days after such first contract anniversary. (For example, if the first contract anniversary after August 15, 2000 is December 1, 2000, then the offer is effective for such Existing Contract for the period commencing November 2, 2000 and ending December 31, 2000.)

          IF THE OLDEST OWNER IS AGE 80 OR OLDER ON THE EFFECTIVE DATE OF THE OPTIONAL ANNUAL STEP DEATH BENEFIT, THE OPTIONAL ANNUAL STEP DEATH BENEFIT IS ZERO. Therefore, if the oldest owner of a contract is age 80 or older, the Optional Annual Step Death Benefit should not be added.

         We believe that the addition of the Optional Annual Step Death Benefit to Existing Contracts as described above will not be a taxable event for Federal tax purposes; however, any contract owner considering this offer should consult a tax adviser.

         Owners of Existing Contract issued in connection with qualified retirement plans, including IRAs, who wish to add the Optional Annual Step Benefit rider to their contracts should consider the effects that the death benefit may have on their plans (see APPENDIX G "Qualified Plan Types" to the prospectus). Please consult your tax advisor.

     The offer to add the Optional Annual Step Death Benefit to certain Existing Contracts issued prior to July 31, 2000 is scheduled to terminate on December 31, 2001. However, we reserve the right to terminate this offer or to vary its terms at any time.

     The addition of the Optional Annual Step Death Benefit to an existing contract may not always be in the interest of a contract owner since an additional fee is imposed for this benefit.

OPTIONAL ENHANCED DEATH BENEFIT RIDER

     Effective January 29, 2001, contracts may be issued with an optional Enhanced Death Benefit Rider if the contract owner elects this optional enhanced death benefit rider and if the rider is available for sale in the state where the contract is sold. With this benefit, on the death of the contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the Enhanced Death Benefit Rider. Election of the Enhanced Death Benefit Rider is irrevocable, and it may only be terminated as described below. We impose an annual fee for the Death Benefit Rider of 0.20%.

          Subject to the maximum amount described below, the optional Enhanced Death Benefit Rider provides an additional death benefit payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of the contract owner for contract owner issue ages up to and including age 69 and 25% for contract owner issue ages 70 and older. The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced by any amount deducted in connection with partial withdrawals.

          For contract owner issue ages up to and including age 69, the maximum amount of the Enhanced Death Benefit Rider is equal to 40% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals. For contract owner issue ages 70 and older, the maximum amount of the Enhanced Death Benefit Rider is equal to 25% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals.

          For the optional Enhanced Death Benefit Rider, the amount deducted in connection with partial withdrawals will be equal to (i) times (ii) where:

(i)  is equal to the Enhanced Death Benefit Rider prior to the withdrawal and

(ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

          If the beneficiary under the contract is the contract owner's surviving spouse, the contract and the optional Enhanced Death Benefit Rider will continue with the surviving spouse as the new contract owner if the surviving spouse elects this option. If this option is elected, upon the death of the surviving spouse prior to the maturity date, the optional Enhanced Death Benefit will be paid and the entire interest in the contract must be distributed to the new beneficiary. For purposes of calculating the Enhanced Death Benefit payable on the death of the surviving spouse, the optional Enhanced Death Benefit will be equal to zero on the date of the first contract owner's death and the optional Enhanced Death Benefit payable upon the first contract owner's death will be treated as a purchase payment. This purchase payment is not eligible for a payment enhancement and, when calculating the payment enhancement for subsequent purchase payments, it will not be included in cumulative purchase payments. In addition, all purchase payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first contract owner's death, will not be considered in determining the optional Enhanced Death Benefit. The amount of the optional Enhanced Death Benefit will be based on the surviving spouse's age on the date the reregistration of the contract with the surviving spouse as the owner of the contract.

The addition of the Optional Enhanced Death Benefit Rider to a contract may not always be in the interest of a contract owner since an additional fee is imposed for this benefit.

PAYMENT OF DEATH BENEFIT.


         The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

     *    a certified copy of a death certificate;
     * a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
     *    any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).


     We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.


     The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

     *    The beneficiary will become the contract owner.

     * Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

     *    No additional purchase payments may be made.


     * If the deceased owner's spouse is the beneficiary, the surviving spouse continues the contract (including any optional benefits if these benefits had been elected by the deceased owner) as the new owner. In this case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit (which will include any applicable Optional Annual Step Death Benefit and optional Enhanced Death Benefit Rider) will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. This purchase payment is not eligible for a payment enhancement and, when calculating the payment enhancement for subsequent purchase payments, it will not be included in cumulative purchase payments. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in the determination of the spouse's death benefit (including any applicable Optional Annual Step Death Benefit and optional Enhanced Death Benefit Rider). When calculating the spouse's death benefit, the anniversary values on the last day of each contract year prior to the first owner's death will be zero for purposes of calculating the Optional Annual Step Death Benefit. The amount of the optional enhanced Death Benefit will be based on the surviving spouse's age at the time of reregistration of the contract with the spouse of the owner of the contract.

     * If the beneficiary is not the deceased owner's spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which must begin within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. (See "ANNUITY OPTIONS" below.) If the distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.


     * If any contract owner dies and the oldest owner had an attained age of less than 81 on the contract date, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, any applicable withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable).

     If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.




     Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

PAY-OUT PERIOD PROVISIONS

GENERAL

================================================================================
You have a choice of several different ways of receiving annuity benefit payments from us.
================================================================================

     The proceeds of the contract payable on death, withdrawal or the contract maturity date may be applied to the annuity options described below, subject to the distribution of death benefit provisions (see "DEATH BENEFIT DURING THE ACCUMULATION PERIOD").


     Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the date dividing the accumulation period from the pay-out period). The maturity date is the date specified on the contract specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date described below. The maximum maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. See APPENDIX E for contracts issued in Pennsylvania. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless we consent. Maturity dates which occur at advanced ages, e.g., past age 85, may in some circumstances have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.


     You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for 10 years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date.


         Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including contracts used in connection with IRAs.


         The following annuity options are guaranteed in the contract. Please read the description of each annuity option carefully. In general, a nonrefund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the nonrefund life annuity option.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT

         The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

         The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS


         Variable annuity benefit payments subsequent to the first will be based on the investment performance of the variable account investment options selected during the pay-out period. The amount of subsequent payments is determined by dividing the amount of the first annuity payment from each variable account investment option by the annuity unit value of that variable account investment option (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each variable account investment option is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each variable account investment option are then totaled to arrive at the amount of the payment to be made. The number of annuity units generally remains constant during the annuity benefit payment period.

         The value of an annuity unit for each variable account investment option for any valuation period is determined by multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for that variable account investment option (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.


         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING THE PAY-OUT PERIOD

================================================================================
Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
================================================================================


         Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one variable account investment option to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity benefit payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the variable account investment option to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the new annuity units. We reserve the right to limit, upon notice, the maximum number of transfers to four per contract year. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust or Merrill Variable Funds portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


DEATH BENEFIT DURING THE PAY-OUT PERIOD


         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.


OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW

================================================================================
You have a ten-day right to cancel your contract.
================================================================================

         You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans and any payment enhancement), computed at the end of the valuation period during which we receive the returned contract. We will recover the original amount of the payment enhancement credited; earnings attributable to the payment enhancement will not be deducted from the amount paid.

         No withdrawal charge is imposed upon return of the contract within the ten-day right to review period. The ten-day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Code Sections 408 or 408A, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

OWNERSHIP

================================================================================
You are entitled to exercise all rights under your contract.
================================================================================

         The contract owner is the person entitled to exercise all rights under the contract. The maximum age of an owner for which a contract will be issued is age 80. Prior to the maturity date, the contract owner is the person designated in the specifications page or as subsequently named. During the pay-out period, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract, or changing the ownership of a contract, may be treated as a (potentially taxable) distribution of the contract value for federal tax purposes (see "FEDERAL TAX MATTERS"). A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating such value as a purchase payment made on that date for purposes of computing the amount of the death benefit. This purchase payment will not be included in cumulative purchase payments and is not eligible for a payment enhancement.

         Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.


         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.


ANNUITANT

================================================================================
The "annuitant" is either you or someone you designate.
================================================================================

         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the specifications page or in the application, unless changed. The maximum age of an annuitant for which a contract will be issued is age 80.

         On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

BENEFICIARY

================================================================================
The "beneficiary" is the person you designate to receive the death benefit if you die.
================================================================================


         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.


MODIFICATION

         We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

COMPANY APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS (NOT AVAILABLE IN OREGON)

================================================================================
The fixed account investment options are not securities.
================================================================================

         SECURITIES REGISTRATION. Due to certain exemptive and exclusionary provisions, interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Accordingly, neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosures in the Prospectus relating thereto. Disclosures relating to interests in the fixed account investment options and the general account, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement.


         GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife"), unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under fixed annuity contracts issued after June 27, 1984. This Guarantee covers the fixed account investment options of the contracts described in this Prospectus. This Guarantee may be terminated by Manulife on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the Guarantee except if:


         * the liability to pay contractual claims under the contracts is assumed by another insurer, or

         * we are sold and the buyer's guarantee is substituted for the Manulife guarantee.


         REINSURANCE. Effective June 30, 1995, we entered into a Reinsurance Agreement with Peoples Security Life Insurance Company ("PEOPLES") pursuant to which Peoples reinsures certain amounts with respect to the fixed account investment options of the contract described in this Prospectus issued prior to January 1, 1999. Under this Reinsurance Agreement, we remain liable for the contractual obligations of the contracts' fixed account investment options and Peoples agrees to reimburse us for certain amounts and obligations in connection with the fixed account investment options. Peoples contractual liability runs solely to us, and no contract owner shall have any right of action against Peoples. For contracts issued after January 1, 1999, The Manufacturers Life Insurance Company (U.S.A.) reinsures certain amounts with respect to the fixed account investment options of the contract under a reinsurance agreement with substantially similar terms to the Peoples Reinsurance Agreement.


================================================================================
Fixed account investment options guarantee interest of at least 3%.
================================================================================


         FIXED ACCOUNT INVESTMENT OPTIONS. A one-year fixed account investment option is available under the contract. In addition, a DCA fixed investment account may be established under the DCA program to make automatic transfers to one or more variable investment options (see "SPECIAL TRANSFER SERVICES-DOLLAR COST AVERAGING" for details). Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the fixed account investment option for the term of the guarantee period. The portion of the contract value in a fixed account investment option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.


         INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable account investment options, to the one-year fixed account investment option at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to the one-year fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.


         RENEWALS. At the end of a guarantee period, you may establish a new fixed account investment option with a one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one-year guarantee periods. If you do not specify a renewal option, we will select the one-year fixed account investment option. In the case of a renewal within one year of the maturity date, we will credit interest up to the maturity date at the then current interest rate for one-year guarantee periods.


         TRANSFERS. During the accumulation period, you may transfer amounts from the fixed account investment option to the variable account investment options at the end of the guaranteed period; however, amounts may be transferred prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.

================================================================================
Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.
================================================================================

         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

         * We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

         * If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.


         If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. Such withdrawals will be made from the fixed account investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA fixed account investment option is considered to have a shorter guarantee period than the one-year fixed account investment option.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix G "QUALIFIED PLAN TYPES").

         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as set forth under "LOANS" below.


         FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING THE ACCUMULATION PERIOD"), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS"). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate annuity table in the contract. If the annuity table we are then using is more favorable to you, we will substitute that annuity table. We guarantee the dollar amount of fixed annuity payments.



OPTIONAL GUARANTEED RETIREMENT INCOME PROGRAM

         Effective January 29, 2001, Contracts will be issued with an Optional Guaranteed Retirement Income Program ("GRIP II") if the contract owner elects the optional GRIP II rider and if the rider is available for sale in the state where the contract is sold. Election of GRIP II is irrevocable.

         GRIP II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity tables set forth in the GRIP II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed interest rate or the greatest anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by the GRIP II rider. If GRIP II is exercised and the monthly annuity payment available under the contract is greater than the monthly annuity payment provided by the GRIP II rider, we will pay the monthly annuity payment available under the contract. For the optional GRIP II rider, we impose an annual GRIP II rider fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

THE ADDITION OF GRIP II TO A CONTRACT MAY NOT ALWAYS BE IN THE INTEREST OF A CONTRACT OWNER SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

         INCOME BASE

         The Income Base upon which the amount of GRIP II annuity payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.
--------------------------------------------------------------------------------

          (i) Growth Factor Income Base. The Growth Factor Income Base is equal to (a) less (b), where:

     (a)is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

     (b)is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

The growth factor is 6% per annum for annuitant issue ages up to age 75, and 4% per annum for annuitant issue ages 76 or older. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

         (ii) Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of the GRIP II rider and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

         * An Income Base reduction is on a pro rata basis and is equal to the Income Base immediately prior to a partial withdrawal multiplied by the percentage reduction in contract value resulting from a partial withdrawal.
         * The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP II.
         * We reserve the right to reduce the Income Base by any premium taxes that may apply.

         THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING GRIP II PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

GRIP II DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP II SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIP II BENEFIT.

EXERCISE OF GRIP II

         Conditions of Exercise. GRIP II may be exercised subject to the following conditions:

         1. GRIP II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or any subsequent contract anniversary; and

         2. GRIP II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

         OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN
         - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

              The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

         The use of GRIP II is limited in connection with qualified plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP II is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the GRIP II benefit under the rider (see "FEDERAL TAX MATTERS").

         Hence, you should consider that since (a) GRIP II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP II is irrevocable, there can be circumstances under a qualified plan in which you will be charged an annual rider GRIP II fee (discussed further below), notwithstanding that neither you nor your beneficiary may be able to exercise GRIP II because of the restrictions imposed by the minimum distribution requirements. In light of the foregoing, if you plan to exercise GRIP II after your required minimum distribution beginning date under a qualified plan, you should consider whether GRIP II is appropriate for your circumstances. Please consult your advisor.

         In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the recipient, or the joint life expectancy of the joint recipients, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

           Illustrated below are the Growth Factor Income Base GRIP II amounts per $100,000 of initial payments made into a non-qualified contract, for a male annuitant and a female co-annuitant both age 60 (at issue), on contract anniversaries as indicated below, assuming no subsequent payments or withdrawals and a 6% annual growth rate equal to the growth factor used in calculating the Growth Factor Income Base. We will, upon request, provide illustrations of the GRIP II for an annuitant based on other assumptions.


                                   GRIP II-Annual Income Life Annuity     GRIP II-Annual Income Joint &
      Contract Anniversary             with 10 Year Period Certain        Survivor Life Annuity with 20
           at Election                                                         Year Period Certain
--------------------------------------------------------------------------------------------------------
               10                               $ 12,013                             $ 9,284
               15                               $ 18,406                            $ 13,574
               20                               $ 27,979                            $ 19,358

OPTIONAL GRIP II RIDER FEE

        The risk assumed by us associated with GRIP II is that annuity benefits payable under GRIP II are greater than annuity benefits that would have been payable if the contract owner had selected another annuity benefit permitted by the contract and described under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP II rider fee (the "Rider Fee"). On or before the maturity date, the Rider Fee is deducted on each contract anniversary. The amount of the Rider Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The Rider Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

          If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the Rider Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Rider Fee will be multiplied by the Income Base immediately prior to withdrawal. The Rider Fee will not be deducted during the annuity period. For purposes of determining the Rider Fee, the commencement of annuity payments will be treated as a full withdrawal.


                             CHARGES AND DEDUCTIONS


         Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states (See Appendix D). In addition, there are deductions from and expenses paid out of the assets of the Trust and Merrill Variable Funds portfolios that are described in the accompanying Prospectuses of the Trust and Merrill Variable Funds.

WITHDRAWAL CHARGES

================================================================================
A charge of up to 8 1/2% is deducted from some withdrawals.
================================================================================


         If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than nine complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than nine complete contract years. In no event may the total withdrawal charges exceed 8.5% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below:


         Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASED PAYMENTS." In any contract year, the free withdrawal amount for that year is the greater of:

         * 10% of total purchase payments (less all prior partial withdrawals in that contract year), and
         * the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

Withdrawals of up to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied first, to withdrawals from variable account investment options and then to withdrawals from the one-year fixed account investment option.

         If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be "liquidated" on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order the purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc., until all purchase payments have been liquidated.

         Each purchase payment (or portion thereof) liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

             NUMBER OF COMPLETE YEARS
         PURCHASE PAYMENT IN CONTRACT          WITHDRAWAL CHARGE PERCENTAGE

                    0                                     8.5%
                    1                                     8.5%
                    2                                     8.0%
                    3                                     7.0%
                    4                                     6.0%
                    5                                     5.0%
                    6                                     4.0%
                    7                                     3.0%
                    8                                     2.0%
                    9+                                    0.0%

         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

         The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account minus any applicable withdrawal charge.

         There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant. In addition, no withdrawal charges are imposed on annuity benefit payments.

         The amount collected from the withdrawal charge will be used to reimburse us for the compensation we pay to broker-dealers for selling the contracts, preparation of sales literature and other sales-related expenses.

         For examples of calculation of the withdrawal charge, see APPENDIX C.

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGES

         The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

         * The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

         * The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

         * Any prior or existing relationship with us will be considered. Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

         * The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

         * There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

         If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

ADMINISTRATION FEES

         Two fees may be deducted under a contract to compensate us for our costs of providing all administrative services attributable to the contracts and the operations of the Variable Account.


         We will deduct an administration fee of $40 each year. However, if during the accumulation period the contract value is equal to or greater than $100,000 at the time of the fee's assessment, we will waive the fee. During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of that investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $40 administration fee will be deducted from the amount paid. During the pay-out period, the fee is deducted on a pro-rata basis from each annuity payment.


================================================================================
We deduct asset-based charges totaling 1.55% on an annual basis for administration, and mortality and expense risks, assuming no optional riders are elected.
================================================================================


         A daily fee in an amount equal to 0.30% of the value of each variable account investment options on an annual basis is deducted from each variable account investment option as an administration fee. This asset-based administration fee will not be deducted from the fixed account investment options.


         Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

MORTALITY AND EXPENSE RISKS CHARGE

         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.


         To compensate us for assuming these risks, we deduct from each of the variable account investment options a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Options, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not the mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.


TAXES

================================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
================================================================================

         We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which the we determine to have resulted from our:

         *    establishment or maintenance of the Variable Account,
         *    receipt of purchase payments,
         *    issuance of the contacts, or
         * commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

         Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See APPENDIX D for a table of State Premium Taxes.

EXPENSES OF DISTRIBUTING CONTRACT

         MSS, the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 6% of purchase payments plus 0.75% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by MSS. See "Distribution of Contracts" for further information.

                               FEDERAL TAX MATTERS

INTRODUCTION


         The following discussion of the federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.

         This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account, but if we are, then we may impose a corresponding charge against the Variable Account in order to make provision for that liability.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

================================================================================
Gains inside the contract are usually tax-deferred until you make a withdrawal, start receiving annuity benefit payments, or receive a death benefit payment.
================================================================================

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         * the contract must be owned by an individual (or treated as owned by an individual),
         * the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations,
         * we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and
         * the contract must provide for appropriate amortization, through annuity payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not occur near the end of the annuitants life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         * contracts acquired by an estate of a decedent by reason of the death of the decedent,
         *    certain qualified contracts,
         * certain contracts purchased by employers upon the termination of certain qualified plans,
         * certain contracts used in connection with structured settlement agreements, and
         * contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL Persons. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect contracts where the income on such contracts is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.


         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with IRS Regulations. The Secretary of the IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.


         Although we do not control the investments of the Trust or the Merrill Variable Funds, we expect that the Trust and Merrill Variable Funds will comply with such regulations so that the Variable Account will be considered "adequately diversified."


         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular variable account investment options of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent the contract owners from being considered the owners of the assets of the Variable Account.


         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, e.g., past age 85, it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

         In the case of a partial withdrawal, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income. In this regard, the payment enhancements provided under a contract are not treated as purchase payments and thus do not increase the investment in the contract.

         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.


         The contract provides a death benefit and two optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.


         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

================================================================================
A portion of each annuity payment is usually taxable as ordinary income
================================================================================


         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity option selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:


         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and


         (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).


A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         * if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

         * if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         * if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         * if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

================================================================================
Withdrawals prior to age 59 1/2 may incur a 10% penalty tax.
================================================================================


         There is a 10% penalty tax on the taxable amount of any distribution from a non-qualified contract unless the distribution is:


         *    received on or after the contract owner reaches age 59 1/2;

         * attributable to the contract owner's becoming disabled (as defined in the tax law);

         * made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         * made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the annuitant or for the joint lives (or joint life expectancies) of the annuitant and designated beneficiary (as defined in the tax law);

         * made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         * made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

================================================================================
Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.
================================================================================


         The contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract (and a discussion of possible consequences of certain features of the contracts under those types of qualified plans) are contained in APPENDIX G to this Prospectus. In particular, as noted in Appendix G, the purchaser should consider the effects of the death benefit and the payment enhancement on the income tax treatment of certain types of qualified plans, including IRAs.

         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If you are considering the purchase of a contract in connection with a qualified plan, you should consider, in evaluating the suitability of the contract, that the contract requires a minimum initial purchase payment of $10,000. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant.

         In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. These rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may affect a purchaser's ability to use the GRIP II rider in connection with certain qualified plans, including IRAs. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than ROTH
IRAs), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.


         There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

         *    received on or after the contract owner reaches age 59 1/2,

         * received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         * made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service).

In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS


         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, and (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) certain hardship withdrawals.


         Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person receiving the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS


         A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and Company procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

         Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.


         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING

================================================================================
We may be required to withhold amounts from some payments for federal income tax payments.
================================================================================

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

PERFORMANCE DATA

================================================================================
We may advertise our investment performance.
================================================================================


         Each of the variable account investment options may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY VARIABLE ACCOUNT INVESTMENT OPTION. The variable account investment options may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant variable account investment option of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures may be quoted including figures that do not assume redemption at the end of the time period. Non-standardized figures also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust or Merrill Variable Funds portfolio from the date the applicable variable account investment option of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust or Merrill Variable Funds portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund portfolio), adjusted to reflect current contract charges.


ASSET ALLOCATION AND TIMING SERVICES

         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. The contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust or Merrill Variable Funds portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

          Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

         * termination of employment in the Texas public institutions of higher education,
         *    retirement,
         *    death, or
         *    the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

================================================================================
We pay brokers-dealers to sell the Contracts.
================================================================================


         Manufacturers Securities Services, LLC (`MSS"), a Delaware limited liability company that we control, is the principal underwriter of the contracts. MSS, located at 73 Tremont Street, Boston, Massachusetts 02108, also is the investment adviser to the Trust. MSS is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). MSS has entered into a non-exclusive promotional agent agreement with Manulife Wood Logan, Inc. ("MANULIFE WOOD LOGAN"). Manulife Wood Logan is a broker-dealer registered under the 1934 Act and a member of the NASD. Manulife Wood Logan is an indirect wholly owned subsidiary of MFC. Sales of the contracts will be made by registered representatives of broker-dealers authorized by MSS to sell the contracts. Those registered representatives will also be our licensed insurance agents. Under the promotional agent agreement, Manulife Wood Logan will recruit and provide sales training and licensing assistance to those registered representatives. In addition, Manulife Wood Logan will prepare sales and promotional materials for our approval.


CONTRACT OWNER INQUIRIES

         Your inquiries should be directed to our Annuity Service Office at P.O. Box 9230, Boston, Massachusetts 02205-9230.

CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Company's Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor MSS are involved in any litigation that is of material importance to either, or that relates to the Variable Account.




CANCELLATION OF CONTRACT

         We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

         * the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and
         * the contract value at the end of such two year period is less than $2,000.

We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

VOTING INTEREST

         As stated above under "Merrill Variable Funds," we will vote shares of the Trust portfolios and the Merrill Variable Funds held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.


         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the variable account investment option in which such portfolio shares are held by the net asset value per share of that portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the variable account investment option in which such portfolio shares are held by the net asset value per share of that portfolio.


         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

                                   APPENDIX A


                                  SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD - The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payment(s) are typically made to the contract by the owner.

ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ANNUITANT - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page, unless changed.

ANNUITY OPTION - The method you select (or as specified in the contract if no selection is made) for annuity benefit payments from us to the annuitant.

ANNUITY SERVICE OFFICE - The address of our Annuity Service Office is: P.O. Box 9230, Boston, Massachusetts 02205-9230.

ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract specification page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.

CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT ANNIVERSARY - The anniversary of the contract date.

CONTRACT DATE - The date of issue of the contract.

CONTRACT VALUE - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR - The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

DUE PROOF OF DEATH - Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at our Annuity Service Office within one year of the date of death:

(a)  A certified copy of a death certificate;
(b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
(c)  Any other proof satisfactory to us.

Death Benefits will be paid within 7 days of receipt of due proof of death and all required claim forms by our Annuity Service Office.

FIXED ANNUITY - An annuity option with payments which are predetermined and guaranteed as to dollar amount.

GENERAL ACCOUNT - All our assets other than assets in separate accounts.

INVESTMENT ACCOUNT - An account we establish which represents your interest in an investment option during the Accumulation Period.

INVESTMENT ACCOUNT VALUE - The value of your allocation to an investment account.

INVESTMENT OPTIONS - The investment choices available to contract owners. Currently, there are forty-nine variable account investment options and two fixed investment options under the contract.

LOAN ACCOUNT - The portion of the general account that is used for collateral when a loan is taken.

MATURITY DATE - The date on which the pay-out period commences. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed.

NET PURCHASE PAYMENT - The purchase payment less the amount of premium tax, if any, plus any applicable Payment Enhancement.

NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the contract specifications page, unless changed.

PAYMENT ENHANCEMENT - The amount in addition to your payment that we add to your contract at the time you make a purchase payment.

PAY-OUT PERIOD -The pay-out period is the period when we make annuity benefit payments to you.

PORTFOLIO - A separate investment portfolio of the Trust or Merrill Variable Funds, mutual funds in which the Variable Account invests, or of any successor mutual funds.

PURCHASE PAYMENT - An amount you pay to us as consideration for the benefits provided by the contract.

QUALIFIED CONTRACTS - Contracts issued under qualified plans.

QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under
Section 401, 403, 408, 408A or 457 of the Internal Revenue Code of 1986, as amended.

SEPARATE ACCOUNT - A segregated account that we establish that is not commingled with our general assets and obligations.

SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

VALUATION DATE - Any date on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.

VALUATION PERIOD - Any period from one valuation date to the next, measured from the time on each such date that the net asset value of each portfolio is determined.

VARIABLE ACCOUNT - One of our separate accounts that is used to fund the contracts.

VARIABLE ANNUITY - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                   APPENDIX B

                          TABLE OF ACCUMULATION VALUES
             (NOT REFLECTING THE OPTIONAL ANNUAL STEP DEATH BENEFIT)

-----------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                          UNIT VALUE AT              UNIT VALUE AT             NUMBER OF UNITS
                                                    START OF YEAR(A)             END OF YEAR               AT END OF YEAR
-----------------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
1997                                                  $12.500000                 $ 7.956465                    24,331.413
1998                                                    7.956465                   7.472906                   100,759.865
1999                                                    7.472906                  11.984246                 1,419,029.854
2000                                                   11.984246                   8.924717                 1,689,415.597
-----------------------------------------------------------------------------------------------------------------------------
Internet Technologies
2000                                                  $12.500000                   6.958782                 1,928,784.346
-----------------------------------------------------------------------------------------------------------------------------
Science & Technology
1997                                                  $12.500000                 $10.983380                   156,835.597
1998                                                   10.983380                  15.499402                   867,806.448
1999                                                   15.499402                  30.445751                 6,241,520.234
2000                                                   30.445751                  39.534836                12,915,806.367
-----------------------------------------------------------------------------------------------------------------------------
International Small Cap
1997                                                  $12.500000                 $11.841960                    71,206.249
1998                                                   11.841960                  13.042850                   306,704.670
1999                                                   13.042850                  23.749328                   744,862.852
2000                                                   23.749328                  33.132192                 2,517,221.287
-----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth
1997                                                  $12.500000                 $11.595531                    66,641.217
1998                                                   11.595531                  11.910371                   318,767.400
1999                                                   11.910371                  15.594503                 1,500,019.874
2000                                                   15.594503                  15.815609                 6,158,356.010
-----------------------------------------------------------------------------------------------------------------------------
Emerging Small Company
1997                                                  $12.500000                 $13.088401                    88,228.592
1998                                                   13.088401                  12.896270                   447,688.130
1999                                                   12.896270                  22.035674                   918,232.537
2000                                                   22.035674                  20.764734                 3,242,423.719
-----------------------------------------------------------------------------------------------------------------------------
Small Company Blend
1999                                                  $12.500000                  15.906411                    729,933.633
                                                       15.906411                  25.141112                  1,799,228.616
-----------------------------------------------------------------------------------------------------------------------------
Dynamic Growth
2000                                                  $12.500000                   7.899193                  3,937,815.503
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock
1999                                                  $12.500000                 $12.471106                    751,641.942
                                                      $12.471106                  11.792364                  2,050,855.249
-----------------------------------------------------------------------------------------------------------------------------
All Cap Growth
1997                                                  $12.500000                 $12.153015                   185,064.437
1998                                                   12.153015                  15.351927                 1,055,511.533
1999                                                   15.351927                  21.871173                 3,396,125.049
2000                                                   21.871173                  38.423860                 8,283,310.084
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                          UNIT VALUE AT              UNIT VALUE AT             NUMBER OF UNITS
                                                    START OF YEAR(A)             END OF YEAR               AT END OF YEAR
-----------------------------------------------------------------------------------------------------------------------------
Overseas
1997                                                  $12.500000                 $11.688584                    97,919.266
1998                                                   11.688584                  12.423604                   463,080.520
1999                                                   12.423604                  17.203799                 1,613,874.381
2000                                                   17.203799                  27.536660                 4,749,264.278
-----------------------------------------------------------------------------------------------------------------------------
International Stock
1997                                                  $12.500000                 $11.346605                    78,202.593
1998                                                   11.346605                  12.838403                   357,481.534
1999                                                   12.838403                  16.397239                 1,046,739.325
2000                                                   16.397239                  26.940382                 2,449,905.522
-----------------------------------------------------------------------------------------------------------------------------
International Value
1999                                                  $12.500000                 $12.847324                   644,472.090
2000                                                   12.847324                  23.665552                 1,730,753.878
-----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation
2000                                                  $12.500000                  10.942940                     8,808.809
-----------------------------------------------------------------------------------------------------------------------------
Strategic Opportunities (formerly, Mid Cap
Blend)                                                $12.500000                 $12.479231                   339,520.345
1997                                                   12.479231                  13.443090                 1,557,309.071
1998                                                   13.443090                  16.909177                 4,471,998.278
1999                                                   16.909177                  31.177668                 6,981,029.014
2000
-----------------------------------------------------------------------------------------------------------------------------
Small Company Value
1997                                                  $12.500000                 $11.893914                    44,766.859
1998                                                   11.893914                  11.157770                   660,344.943
1999                                                   11.157770                  11.864553                   896,371.171
2000                                                   11.864553                  24.751508                 1,032,905.197
-----------------------------------------------------------------------------------------------------------------------------
Global Equity
1997                                                  $12.500000                 $12.616506                   195,153.440
1998                                                   12.616506                  13.944724                 1,124,988.705
1999                                                   13.944724                  14.232856                 2,778,245.240
2000                                                   14.232856                  31.446370                 2,821,568.872
-----------------------------------------------------------------------------------------------------------------------------
Growth
1997                                                  $12.500000                 $12.257373                   208,996.758
1998                                                   12.257373                  14.929659                   995,527.438
1999                                                   14.929659                  20.209678                 4,080,687.304
2000                                                   20.209678                  28.939292                 8,064,385.754
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth
1997                                                  $12.500000                 $12.605559                    19,303.997
1998                                                   12.605559                  14.785253                   191,996.850
1999                                                   14.785253                  18.238886                 2,373,174.541
2000                                                   18.238886                  15.400808                 6,809,885.508
-----------------------------------------------------------------------------------------------------------------------------
Quantitative Equity
1997                                                  $12.500000                 $12.572103                    66,662.192
1998                                                   12.572103                  15.640646                   291,663.784
1999                                                   15.640646                  18.834509                 1,707,382.198
2000                                                   18.834509                  19.714449                 3,794,635.752
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                          UNIT VALUE AT              UNIT VALUE AT             NUMBER OF UNITS
                                                    START OF YEAR(A)             END OF YEAR               AT END OF YEAR
-----------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
1997                                                  $12.500000                 $12.831858                   373,367.759
1998                                                   12.831858                  16.234822                 3,048,540.169
1999                                                   16.234822                  19.091275                10,866,171.119
2000                                                   19.091275                  36.558740                17,641,988.783

-----------------------------------------------------------------------------------------------------------------------------
Real Estate Securities
1997                                                  $12.500000                 $13.563334                    59,872.571
1998                                                   13.563334                  11.158599                   255,677.706
1999                                                   11.158599                  10.107930                   441,160.221
2000                                                   10.107930                  12.511528                   883,569.702
-----------------------------------------------------------------------------------------------------------------------------
Value
1997                                                  $12.500000                 $12.435876                   298,712.666
1998                                                   12.435876                  12.033566                 1,262,760.931
1999                                                   12.033566                  11.517818                  1,929431.464
2000                                                   11.517818                  28.255004                 2,384,540.116
-----------------------------------------------------------------------------------------------------------------------------
Tactical Allocation
2000                                                  $12.500000                  11.978173                   681,228.844
-----------------------------------------------------------------------------------------------------------------------------
Growth & Income
1997                                                  $12.500000                 $12.692204                   778,391.503
1998                                                   12.692204                  15.811724                 4,876,965.282
1999                                                   15.811724                  18.506889                16,148,311.797
2000                                                   18.506889                  33.849848                23,453,262.001
-----------------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value
1999                                                  $12.500000                  $12.70863                 3,259,257.566
                                                        12.70863                  25.724118                 6,201,104.761
-----------------------------------------------------------------------------------------------------------------------------
Equity-Income
1997                                                  $12.500000                 $13.251413                   411,414.749
1998                                                   13.251413                  14.249466                 2,050,162.371
1999                                                   14.249446                  14.507362                 5,176,955.371
2000                                                   14.507362                  32.281980                 5,986,440.689
-----------------------------------------------------------------------------------------------------------------------------
Income & Value
1997                                                  $12.500000                 $12.705736                    59,162.304
1998                                                   12.705736                  14.398732                   277,338.588
1999                                                   14.398732                  15.408317                 1,754,763,785
2000                                                   15.408317                  31.842484                 2,227,060.812
-----------------------------------------------------------------------------------------------------------------------------
Balanced
1997                                                  $12.500000                 $12.798613                   155,469.589
1998                                                   12.798613                  14.397307                   705,998.837
1999                                                   14.397307                  13.941569                 1,864,061.244
2000                                                   13.941569                  24.893618                 2,035,162.992
-----------------------------------------------------------------------------------------------------------------------------
High Yield
1997                                                  $12.500000                 $12.864277                   205,432.892
1998                                                   12.864277                  13.018749                 1,187,037.940
1999                                                   13.018749                  13.844359                 2,124,866.783
2000                                                   13.844359                  24.819046                 2,688,001.223
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                          UNIT VALUE AT              UNIT VALUE AT             NUMBER OF UNITS
                                                    START OF YEAR(A)             END OF YEAR               AT END OF YEAR
-----------------------------------------------------------------------------------------------------------------------------
Strategic Bond
1997                                                  $12.500000                 $12.793187                   201,747.245
1998                                                   12.793187                  12.761400                 1,279,415.503
1999                                                   12.761400                  12.844300                 1,957,762.473
2000                                                   12.844300                  27.162038                 2,239,398.820
-----------------------------------------------------------------------------------------------------------------------------
Global Bond
1997                                                  $12.500000                 $12.850434                    45,990.746
1998                                                   12.850434                  13.615563                   184,398.545
1999                                                   13.615563                  12.511533                   554,822.837
2000                                                   12.511533                  25.053426                   729,483.838
-----------------------------------------------------------------------------------------------------------------------------
Total Return
1999                                                  $12.500000                 $12.243486                 1,482,395.274
2000                                                   12.243486                  13.370675                 3,738,958.407
-----------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
1997                                                  $12.500000                 $12.932971                    75,627.863
1998                                                   12.932971                  13.845626                   795,132.846
1999                                                   13.845626                  13.388502                 2,117,952.360
2000                                                   13.388502                  28.845578                 2,573,832.905
-----------------------------------------------------------------------------------------------------------------------------
Diversified Bond
1997                                                  $12.500000                 $12.768031                    25,278.234
1998                                                   12.768031                  13.914540                   162,214.705
1999                                                   13.914540                  13.798700                   782,445.430
2000                                                   13.798700                  29.979510                 1,367,338.526
-----------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
1997                                                  $12.500000                 $12.898929                    49,384.296
1998                                                   12.898929                  13.651980                   558,901.273
1999                                                   13.651980                  13.411398                 1,669,225.469
2000                                                   13.411398                  29.282310                 2,104,301.272
-----------------------------------------------------------------------------------------------------------------------------
Money Market
1997                                                  $12.500000                 $12.682927                   431,878.733
1998                                                   12.682927                  13.123053                 1,949,743.402
1999                                                   13.123053                  13.515626                 9,877,862.311
2000                                                   13.515626                  28.181564                10,380,387.611
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Index
2000                                                  $12.500000                  $11.58405                   145,547.544
-----------------------------------------------------------------------------------------------------------------------------
International Index
2000                                                  $12.500000                 $11.156110                   191,428.159
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Index
2000                                                   $12.50000                  13.258777                   266,761.945
-----------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index
2000                                                   $12.50000                  11.131148                   570,701.295
-----------------------------------------------------------------------------------------------------------------------------
500 Index
2000                                                  $12.500000                 $11.189592                 1,351,791,127
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                          UNIT VALUE AT              UNIT VALUE AT             NUMBER OF UNITS
                                                    START OF YEAR(A)             END OF YEAR               AT END OF YEAR
-----------------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
1997                                                  $12.500000                 $12.184094                    54,685.065
1998                                                   12.184094                  12.579492                   369,032.152
1999                                                   12.579492                  14.195565                   832,851.584
2000                                                   14.195565                  13.263783                 1,664,008.412
-----------------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
1997                                                  $12.500000                 $12.418021                    722945.165
1998                                                   12.418021                  12.985550                 2,996,409.085
1999                                                   12.985550                  14.903883                 4,346,394.820
2000                                                   14.903883                  28.475758                 6,749,479.206
-----------------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
1997                                                  $12.500000                 $12.545543                    819161.076
1998                                                   12.545543                  13.059244                 3,939,117.609
1999                                                   13.059244                  14.456141                 5,729,759.654
2000                                                   14.456141                  29.189316                 7,621,122.439
-----------------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
1997                                                  $12.500000                 $12.686656                    107584.170
1998                                                   12.686656                  13.711730                 1,295,671.881
1999                                                   13.711730                  14.566774                 2,395,187.413
2000                                                   14.566774                  14.954083                 2,599,476.266
-----------------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
1997                                                  $12.500000                 $12.839861                    47,679.118
1998                                                   12.839861                  13.933826                   839,361.780
1999                                                   13.933826                  14.296546                 1,593,352.835
2000                                                   14.296546                  15.160940                 1,562,852.758
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value Focus
1998                                                  $12.500000                 $10.568700                    28,229.867
1999                                                   10.568700                  13.943374                   133,116.175
2000                                                   13.943374                  15.730490                   225,024.612
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus
1998                                                  $12.500000                 $12.027400                    29,849.178
1999                                                   12.027400                  14.325771                   407,865.075
2000                                                   14.325771                  15.864568                   713,263.407
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital Markets
Focus
1998                                                  $12.500000                 $ 9.694900                     2,492.548
1999                                                    9.694900                  15.787402                    24,213.964
2000                                                   15.787402                  11.064248                    51,258.780
-----------------------------------------------------------------------------------------------------------------------------


(A) Units under the series of contracts were first credited under the sub-account on August 4, 1997, except in the following instances:

* Small Company Value Trust where units were first credited under the sub-accounts on October 1, 1997.

* Merrill Lynch Small Cap Value Focus Fund, Merrill Lynch Basic Value Focus Fund and Merrill Lynch Developing Capital Markets Focus Fund where units were first credited on October 13, 1997.

* Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.


* Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index Trusts where units were first credited on May 1, 2000.

* Capital Appreciation Trust where units were first credited on November 1, 2000.

                          TABLE OF ACCUMULATION VALUES
               (REFLECTING THE OPTIONAL ANNUAL STEP DEATH BENEFIT)

-----------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                          UNIT VALUE AT              UNIT VALUE AT               NUMBER OF UNITS
                                                    START OF YEAR(A)             END OF YEAR                 AT END OF YEAR
-----------------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
2000                                                  $12.500000                 $10.941915                     71,622.589
-----------------------------------------------------------------------------------------------------------------------------
Internet Technologies
2000                                                  $12.500000                  $7.012603                    410,867.645
-----------------------------------------------------------------------------------------------------------------------------
Science & Technology
2000                                                  $12.500000                  $8.857329                  1,488,392.735
-----------------------------------------------------------------------------------------------------------------------------
International Small Cap
2000                                                  $12.500000                 $10.030446                    220,745.463
-----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth
2000                                                  $12.500000                 $11.182499                    929,491.437
-----------------------------------------------------------------------------------------------------------------------------
Emerging Small Company
2000                                                  $12.500000                 $10.932942                    514,632.900
-----------------------------------------------------------------------------------------------------------------------------
Small Company Blend
2000                                                  $12.500000                  $9.630818                    181,602.231
-----------------------------------------------------------------------------------------------------------------------------
Dynamic Growth
2000                                                  $12.500000                   8.771239                    628,925.892
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock
2000                                                  $12.500000                  $12.20800                    194,877.908
-----------------------------------------------------------------------------------------------------------------------------
All Cap Growth
2000                                                  $12.500000                 $10.349704                  1,211,311.085
-----------------------------------------------------------------------------------------------------------------------------
Overseas
2000                                                  $12.500000                 $11.222510                    341,875.704
-----------------------------------------------------------------------------------------------------------------------------
International Stock
2000                                                  $12.500000                 $11.202883                    131,842,090
-----------------------------------------------------------------------------------------------------------------------------
International Value
2000                                                  $12.500000                 $11.868508                    119,058.472
-----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation
2000                                                  $12.500000                 $10.939455                         22.286
-----------------------------------------------------------------------------------------------------------------------------
Strategic Opportunities (formerly, Mid Cap
Blend)                                                $12.500000                 $11.972462                    590,254.445
2000
-----------------------------------------------------------------------------------------------------------------------------
Small Company Value
2000                                                  $12.500000                 $13.356548                     39,250.451
-----------------------------------------------------------------------------------------------------------------------------
Global Equity
2000                                                  $12.500000                 $13.554144                    148,782.204
-----------------------------------------------------------------------------------------------------------------------------
Growth
2000                                                  $12.500000                  $9.089389                    633,620.762
-----------------------------------------------------------------------------------------------------------------------------

                          TABLE OF ACCUMULATION VALUES
               (REFLECTING THE OPTIONAL ANNUAL STEP DEATH BENEFIT)

-----------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                          UNIT VALUE AT              UNIT VALUE AT               NUMBER OF UNITS
                                                    START OF YEAR(A)             END OF YEAR                 AT END OF YEAR
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth
2000                                                  $12.500000                 $10.924721                    751,650.720
-----------------------------------------------------------------------------------------------------------------------------
Quantitative Equity
2000                                                  $12.500000                 $12.092105                    522,171.302
-----------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
2000                                                  $12.500000                 $11.549188                  1,770,737.506
-----------------------------------------------------------------------------------------------------------------------------
Real Estate Securities
2000                                                  $12.500000                 $13.588062                     42,483.634
-----------------------------------------------------------------------------------------------------------------------------
Value
2000                                                  $12.500000                 $15.552753                    124,860.690
-----------------------------------------------------------------------------------------------------------------------------
Tactical Allocation
2000                                                  $12.500000                 $12.188577                    194,587.728
-----------------------------------------------------------------------------------------------------------------------------
Growth & Income
2000                                                  $12.500000                 $11.658205                  1,818,651.260
-----------------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value
2000                                                  $12.500000                 $12.467016                    417,202.814
-----------------------------------------------------------------------------------------------------------------------------
Equity-Income
2000                                                  $12.500000                 $14.266438                    301,378.857
-----------------------------------------------------------------------------------------------------------------------------
Income & Value
2000                                                  $12.500000                 $12.710793                    175,347.336
-----------------------------------------------------------------------------------------------------------------------------
Balanced
2000                                                  $12.500000                 $11.252446                     53,977.341
-----------------------------------------------------------------------------------------------------------------------------
High Yield
2000                                                  $12.500000                 $11.519841                     63,436.742
-----------------------------------------------------------------------------------------------------------------------------
Strategic Bond
2000                                                  $12.500000                 $12.905776                    101,744.539
-----------------------------------------------------------------------------------------------------------------------------
Global Bond
2000                                                  $12.500000                 $12.871966                     49,507.169
-----------------------------------------------------------------------------------------------------------------------------
Total Return
2000                                                   $12.50000                 $13.220054                    314,470.052
-----------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
2000                                                  $12.500000                 $13.054821                     92,766.167
-----------------------------------------------------------------------------------------------------------------------------
Diversified Bond
2000                                                  $12.500000                 $13.190998                     99,109.088
-----------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
2000                                                  $12.500000                 $13.197644                     71,597.560
-----------------------------------------------------------------------------------------------------------------------------
Money Market
2000                                                  $12.500000                 $12.724933                  1,232,429.704
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                          UNIT VALUE AT              UNIT VALUE AT                NUMBER OF UNITS
                                                    START OF YEAR(A)             END OF YEAR                 AT END OF YEAR
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Index
2000                                                  $12.500000                 $11.943325                     19,286.070
-----------------------------------------------------------------------------------------------------------------------------
International Index
2000                                                  $12.500000                 $11.529885                     22,985.945
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Index
2000                                                   $12.50000                 $13.223282                     41,116.101
-----------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index
2000                                                   $12.50000                 $11.456807                     29,032.382
-----------------------------------------------------------------------------------------------------------------------------
500 Index
2000                                                  $12.500000                 $11.516966                    141,044.660
-----------------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
2000                                                  $12.500000                 $11.872645                    179,282.520
-----------------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
2000                                                  $12.500000                 $12.089786                    574,230.935
-----------------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
2000                                                  $12.500000                 $12.355297                    512,760.573
-----------------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
2000                                                  $12.500000                 $12.579492                    137,563.306
-----------------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
2000                                                  $12.500000                 $12.913124                     11,402.546
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value Focus
2000                                                  $12.500000                 $12.606854                     17,411.504
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus
2000                                                  $12.500000                 $13.588646                    126,530.942
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital Markets
Focus                                                 $12.500000                  $9.694543                     10,441.434
2000
-----------------------------------------------------------------------------------------------------------------------------


(A) Units under the series of contracts were first credited under the sub-account on July 31, 2000.

                                   APPENDIX C

                  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

EXAMPLE 1 - Assume:

        *   a single payment of $50,000 is made,
        *   a 3% payment enhancement of $1,500 is credited to contract value,
        *   no additional payments are made and
        *   there are no partial withdrawals.

The table below illustrates five examples of the withdrawal charges that would be imposed if the contract is completely withdrawn. All contract values are hypothetical.

-----------------------------------------------------------------------------------------------------------
  Contract Year     Hypothetical     Free Withdrawal            Payments           Withdrawal Charge
                   Contract Value         Amount               Liquidated
-----------------------------------------------------------------------------------------------------------
                                                                                Percent          Amount
        2              $55,000          $ 5,000 (a)            $50,000           8.50%           $4,250
        4              $50,500          $ 5,000 (b)            $45,500           7.00%           $3,185
        6              $60,000          $10,000 (c)            $50,000           5.00%           $2,500
        8              $80,000          $30,000 (d)            $50,000           3.00%           $1,500
        10             $70,000          $20,000 (e)            $50,000           0.00%           $    0
-----------------------------------------------------------------------------------------------------------

(a)  During any contract year the free withdrawal amount is the greater of:

     * the contract value minus unliquidated payments (accumulated earnings), or
     * 10% of total payments made under the contract minus any partial withdrawals in that contract year.

     In the second contract year the earnings under the contract are $5,000 ($55,000 - $50,000 = $5,000), and 10% of payments is equal to $5,000 (0.10
     x $50,000 = $5,000). Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against that liquidated payment.

(b) In the example for the fourth contract year, there were no earnings in the contract. The free withdrawal amount therefore is equal to 10% of payments (0.10 x $50,000 = $5,000) and the withdrawal charge is only applied to payments liquidated.

(c) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000). The free withdrawal amount therefore is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated.

(d) In the example for the eighth contract year, the accumulated earnings of $30,000 is greater than 10% of payments ($5,000). The free withdrawal amount therefore is equal to the accumulated earnings of $30,000 and the withdrawal charge is applied to the payments liquidated.

(e) There is no withdrawal charge on any payments that have been in the contract for at least 10 years.

EXAMPLE 2 - Assume:

     *    a single payment of $50,000 is made,
     *    a 3% payment enhancement of $1,500 is credited to contract value,
     *    no transfers are made,
     *    no additional payments are made and
     * there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000 and $8,000.

--------------------------------------------------------------------------------------------------------------------------------
Hypothetical Contract Value    Partial         Free Withdrawal        Payments              Withdrawal Charge
                              Withdrawal           Amount            Liquidated
                              Requested
--------------------------------------------------------------------------------------------------------------------------------
                                                                                         Percent            Amount
         $65,000                $2,000           $15,000(a)            $    0             8.00%              $  0
         $49,000                $5,000           $ 3,000(b)            $2,000             8.00%              $160
         $52,000                $7,000           $ 4,000(c)            $3,000             8.00%              $240
         $44,000                $8,000           $     0(d)            $8,000             8.00%              $640
-------------------------------------------------------------------------------------------------------------------------------

(a)  The free withdrawal amount during any contract year is the greater of

     * the contract value minus unliquidated payments (accumulated earnings), or
     * 10% of payments minus 100% of all prior withdrawals in that contract year.

     For the first example, accumulated earnings of $15,000 ($65,000 - $50,000 = $15,000) is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000 - $0). The amount requested ($2,000) is less than the free withdrawal amount. Therefore, payments are not liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000 - $50,000 less than 0), so the free withdrawal amount is limited to 10% of payments minus 100% of all prior withdrawals during the contract year. Because $2,000 has already been withdrawn in the current contract year, the remaining free withdrawal during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and will result in payments being liquidated. The remaining unliquidated payments after the $5,000 partial withdrawal are $48,000 ($50,000 - $2,000 = $48,000).

(c) The contract has increased in value to $52,000. The unliquidated payments are $48,000 which results in $4,000 of accumulated earnings ($52,000 - $48,000 = $4,000) which is greater than 10% of payments minus prior withdrawals this contract year ($5,000 - $2,000 - $5,000 less than 0 ). Hence the free withdrawal amount is $4,000, leaving $3,000 of the $7,000 partial withdrawal subject to a withdrawal charge. The unliquidated payments are reduced by $3,000 to $45,000.

(d) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,0000 less than 0) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available for withdrawal requests during that contract year.

                                   APPENDIX D

                               STATE PREMIUM TAXES

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.

                                                          TAX RATE

                                              QUALIFIED        NON-QUALIFIED
STATE                                         CONTRACTS          CONTRACTS
CALIFORNIA.................................      .50%              2.35%
MAINE......................................      .00%              2.00%
NEVADA.....................................      .00%              3.50%
PUERTO RICO................................     1.00%              1.00%
SOUTH DAKOTA*..............................      .00%              1.25%
WEST VIRGINIA..............................     1.00%              1.00%
WYOMING....................................      .00%              1.00%

* Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium).

                                   APPENDIX E

                        PENNSYLVANIA MAXIMUM MATURITY AGE


For all contracts issued in Pennsylvania the maximum maturity age based upon the issue age of the annuitant is as follows:

             ISSUE AGE                      MAXIMUM MATURITY AGE

             70 or less                              85
             71-75                                   86
             76-80                                   88
             81-85                                   90
             86-90                                   93
             91-93                                   96
             94-95                                   98
             96-97                                   99
             98-99                                  101
             100-101                                102
             102                                    103
             103                                    104
             104                                    105
             105                                    106

     The annuitant must exercise a settlement annuity option no later than the maximum maturity age stated above. For example, an annuitant who is age 60 at issue must exercise a settlement option prior to age 86. We will use the issue age of the youngest annuitant in the determination of the required settlement option date.

     If contracts are issued with annuitants over age 80, a withdrawal charge could be imposed if they terminate the contract rather than elect a settlement option upon attainment of the maximum maturity age. This is a result of the Pennsylvania restrictions in combination with the contract's 9-year withdrawal charge schedule.

                                   APPENDIX F

                  EXAMPLES OF PAYMENT ENHANCEMENT CALCULATIONS


The payment enhancement is determined based on the cumulative amount of your payments. The payment enhancements, as a percentage of payments, are shown in the table below.

         Cumulative Payments                       Payment Enhancement*
         $10,000 to $499,999                               3.0%
       $500,000 to $2,499,999                              4.0%
        $2,500,000 and above                               5.0%

Payment enhancements are payable as a percentage of the payment being made. The two examples below demonstrate how the payment enhancement is calculated:

EXAMPLE 1 - Assume an initial payment of $400,000 and a subsequent payment of $200,000. Payment enhancements would be determined as follows**:

* A payment enhancement of $12,000 (3% x $400,000) would be allocated among the investment options in proportion to the allocation of the $400,000 initial payment.

* A payment enhancement of $8,000 (4% x $200,000) would be allocated among the investment options in proportion to the allocation of the $200,000 subsequent payment.


EXAMPLE 2 - Assume an initial payment of $200,000 and a subsequent payment of $400,000. Payment enhancements would be determined as follows**:

* A payment enhancement of $6,000 (3% x $200,000) would be allocated among the investment options in proportion to the allocation of the $200,000 initial payment.

* A payment enhancement of $16,000 (4% x $400,000) would be allocated among the investment options in proportion to the allocation of the $400,000 subsequent payment.

*Promotional Payment Enhancement rates that are currently in effect for new contracts are higher. See "Description of the Contract - Payment Enhancement."

**Unless we receive a Letter of Intent from you representing that additional purchase payments will be received within 13 months of the issue date of the contract. If we receive a Letter of Intent, the payment enhancement will be determined using the percentage associated with the total amount of purchase payments indicated in the Letter of Intent (see "payment enhancements").

                                   APPENDIX G


                              QUALIFIED PLAN TYPES

         Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contract. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

  INDIVIDUAL RETIREMENT ANNUITIES

          Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.


         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit and two optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA. This could result in adverse tax consequences to the owner.


  SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)


          Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the treatment of the contract's death benefits for purposes of the tax rules governing IRAs (which would include SEP-IRAs).


  SIMPLE IRAS


          Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefits for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs). Employers intending to use the contract in connection with such plans should seek competent advice.


  ROTH IRAS

         Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

         Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

         *  made after the owner attains age 59 1/2;
         *  made after the owner's death;
         *  attributable to the owner being disabled; or
         *  a qualified first-time homebuyer distribution within the meaning of
            Section 72(t)(2)(F) of the Code.

          In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

          As described above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefits for purposes of the tax rules governing IRAs (which include Roth IRAs). Furthermore, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS


     Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit and two optional death benefits, each of which that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Corporate and self-employed pension and profit sharing plans also are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a plan, the effect of the Payment Enhancement on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice.


TAX-SHELTERED ANNUITIES


     Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities". Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit and two optional death benefits, each of which that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that such death benefit options could be characterized as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.


     Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

     * contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,
     *    earnings on those contributions, and
     * earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

     Tax-sheltered annuity plans are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with a tax-sheltered annuity plan, the effect of the payment enhancement on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

     Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan.

Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes.

                                     PART B



                           INFORMATION REQUIRED IN A

                      STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                      MANUFACTURERS LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                               SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

                                       OF


                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                                OF NORTH AMERICA


                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                            VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING









         This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of North America at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.


      The date of this Statement of Additional Information is May 1, 2001.



            The Manufacturers Life Insurance Company of North America
                         500 Boylston Street, Suite 400
                        Boston, Massachusetts 02116-3739
                                 (617) 663-3000
                                 (800) 344-1029


--------------------------------------------------------------------------------

VANTAGE.SAI5/01(MLAM)

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


General Information and History............................................  3
Performance Data...........................................................  3
Services
       Independent Auditors................................................  9
       Servicing Agent.....................................................  10
       Principal Underwriter...............................................  10
Audited Financial Statements...............................................  11

                         GENERAL INFORMATION AND HISTORY


     The Manufacturers Life Insurance Company of North America Separate Account A (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company of North America ("WE" or "US"). We are a stock life insurance company organized under the laws of Delaware in 1979. Prior to October 1, 1997 we were known as North American Security Life Insurance Company. Our principal office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

     Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                PERFORMANCE DATA

     Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both:

     *    redemption at the end of the time period, and
     *    not assuming redemption at the end of the time period.

Standardized figures include total return figures from:

     * the inception date of the sub-account of the Variable Account which invests in the portfolio, or
     *    ten years, whichever period is shorter.

Non-standardized figures include total return numbers from:

     *    inception date of the portfolio, or
     *    ten years, whichever period is shorter.

     Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods, and where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

     In calculating standardized return figures, all recurring charges (all asset charges -mortality and expense risk fees and administrative fees) are reflected, and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and does not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

     For total return figures quoted for periods prior to the commencement of the offering of this contract, August 4, 1997, standardized performance data will be the historical performance of the Trust or Merrill Variable Funds portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust or Merrill Variable Funds portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc.


                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 2000
       (REFLECTING THE EXPENSES OF ALL OPTIONAL RIDERS INCLUDING GRIP II)

                                                                             SINCE INCEPTION
                                                                               OR 10 YEARS,          INCEPTION
 PORTFOLIO                                1 YEAR            5 YEAR         WHICHEVER IS SHORTER        DATE(A)
 -------------------------------------------------------------------------------------------------------------------
 Pacific Rim Emerging Markets             -31.66%            N/A                  -9.84%              01/01/97
 -------------------------------------------------------------------------------------------------------------------
 Internet Technologies                      N/A              N/A                 -19.89%              05/01/00
 -------------------------------------------------------------------------------------------------------------------
 Science & Technology                     -40.37%            N/A                  16.57%              01/01/97
 -------------------------------------------------------------------------------------------------------------------
 International Small Cap                  -35.96%            N/A                   7.02%              03/04/96
 -------------------------------------------------------------------------------------------------------------------
 Aggressive Growth                         -7.06%            N/A                   5.38%              01/01/97
 -------------------------------------------------------------------------------------------------------------------
 Emerging Small Company                   -13.62%            N/A                  14.68%              01/01/97
 -------------------------------------------------------------------------------------------------------------------
 Small Company Blend                      -27.50%            N/A                  -5.12%              05/03/99
 -------------------------------------------------------------------------------------------------------------------
 Dynamic Growth                             N/A              N/A                 -21.41%              05/01/00
 -------------------------------------------------------------------------------------------------------------------
 Mid Cap Stock                            -13.33%            N/A                  -8.78%              05/03/99
 -------------------------------------------------------------------------------------------------------------------
 All Cap Growth                           -19.46%            N/A                  12.62%              03/04/96
 -------------------------------------------------------------------------------------------------------------------
 Overseas                                 -26.58%           3.34%                  3.73%              01/09/95
 -------------------------------------------------------------------------------------------------------------------
 International Stock                      -24.65%            N/A                   2.30%              01/01/97
 -------------------------------------------------------------------------------------------------------------------
 International Value                      -15.57%            N/A                  -8.57%              05/03/99
 -------------------------------------------------------------------------------------------------------------------
 Capital Appreciation                       N/A              N/A                 -19.54%              11/01/00
 -------------------------------------------------------------------------------------------------------------------
 Mid Cap Blend                            -15.48%          10.13%                 12.26%(B)           06/18/85
 -------------------------------------------------------------------------------------------------------------------
 Small Company Value                       -4.42%            N/A                  -3.28%              10/01/97
 -------------------------------------------------------------------------------------------------------------------
 Global Equity                              1.20%           8.86%                  8.77%(B)           03/18/88
 -------------------------------------------------------------------------------------------------------------------
 Growth                                   -34.28%            N/A                   9.42%              07/15/96
 -------------------------------------------------------------------------------------------------------------------
 Large Cap Growth                         -22.56%           8.19%                  9.50%(B)           08/03/89
 -------------------------------------------------------------------------------------------------------------------
 Quantitative Equity                       -4.09%            N/A                  17.41%              01/01/97
 -------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth                         -12.24%          15.81%                 10.66%              12/11/92
 -------------------------------------------------------------------------------------------------------------------
 Real Estate Securities                    14.45%            N/A                  -0.03%              01/01/97
 -------------------------------------------------------------------------------------------------------------------
 Value                                     13.33%            N/A                   5.89%              01/01/97
 -------------------------------------------------------------------------------------------------------------------
 Tactical Allocation                        N/A              N/A                 -10.80%              05/01/00
 -------------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------------------------------------------------------------------
 Growth & Income                         -16.16%           14.73%               13.05%               04/23/91
 -------------------------------------------------------------------------------------------------------------------
 U.S. Large Cap Value                     -7.26%             N/A                -3.87%               05/03/99
 -------------------------------------------------------------------------------------------------------------------
 Equity-Income                             1.96%           11.43%               11.31%               02/19/93
 -------------------------------------------------------------------------------------------------------------------
 Income & Value                           -5.32%            7.49%                8.69%(B)            08/03/89
 -------------------------------------------------------------------------------------------------------------------
 Balanced                                -18.14%             N/A                 0.80%               01/01/97
 -------------------------------------------------------------------------------------------------------------------
 High Yield                              -17.82%             N/A                -0.70%               01/01/97
 -------------------------------------------------------------------------------------------------------------------
 Strategic Bond                           -3.12%            3.76%                4.46%               02/19/93
 -------------------------------------------------------------------------------------------------------------------
 Global Bond                              -8.25%            0.00%                4.48%(B)            03/18/88
 -------------------------------------------------------------------------------------------------------------------
 Total Return                              0.05%             N/A                -1.63%               05/03/99
 -------------------------------------------------------------------------------------------------------------------
 Investment Quality Bond                  -1.31%            2.12%                5.02%(B)            06/18/85
 -------------------------------------------------------------------------------------------------------------------
 Diversified Bond                         -0.48%            4.53%                6.55%(B)            08/03/89
 -------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities                0.01%            2.41%                4.65%(B)            03/18/88
 -------------------------------------------------------------------------------------------------------------------
 Money Market                             -4.47%            1.62%                2.22%(B)            06/18/85
 -------------------------------------------------------------------------------------------------------------------
 Small Cap Index                            N/A              N/A               -12.31%               05/01/00
 -------------------------------------------------------------------------------------------------------------------
 International Index                        N/A              N/A                -6.73%               05/01/00
 -------------------------------------------------------------------------------------------------------------------
 Mid Cap Index                              N/A              N/A                -9.49%               05/01/00
 -------------------------------------------------------------------------------------------------------------------
 Total Stock Market Index                   N/A              N/A               -11.23%               05/01/00
 -------------------------------------------------------------------------------------------------------------------
 500 Index                                  N/A              N/A               -10.89%               05/01/00
 -------------------------------------------------------------------------------------------------------------------
 Lifestyle Aggressive 1000               -14.35%             N/A                 2.04%               01/07/97
 -------------------------------------------------------------------------------------------------------------------
 Lifestyle Growth 820                    -12.44%             N/A                 4.22%               01/07/97
 -------------------------------------------------------------------------------------------------------------------
 Lifestyle Balanced 640                   -7.48%             N/A                 4.69%               01/07/97
 -------------------------------------------------------------------------------------------------------------------
 Lifestyle Moderate 460                   -5.93%             N/A                 4.96%               01/07/97
 -------------------------------------------------------------------------------------------------------------------
 Lifestyle Conservative 280               -2.84%             N/A                 4.62%               01/07/97
 -------------------------------------------------------------------------------------------------------------------
 Merrill Lynch Small Cap Value Focus       3.51%             N/A                 2.58%               10/13/97
 - Class B
 -------------------------------------------------------------------------------------------------------------------
 Merrill Lynch Basic Value Focus -         1.45%             N/A                 6.07%               10/13/97
 Class B
 -------------------------------------------------------------------------------------------------------------------
 Merrill Lynch Developing Capital        -35.66%             N/A               -15.23%              10/13/97
 Markets Focus - Class B
 -------------------------------------------------------------------------------------------------------------------

(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.

(B) 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2000
       (REFLECTING THE EXPENSES OF ALL OPTIONAL RIDERS INCLUDING GRIP II)


                                                                             SINCE INCEPTION
                                                                               OR 10 YEARS,           INCEPTION
 PORTFOLIO                                1 YEAR           5 YEAR         WHICHEVER IS SHORTER          DATE
 -------------------------------------------------------------------------------------------------------------------
 Pacific Rim Emerging Markets(A)          -31.66%          -6.62%                -4.84%               10/04/94
 -------------------------------------------------------------------------------------------------------------------
 Internet Technologies                      N/A              N/A                -19.89%               05/01/00
 -------------------------------------------------------------------------------------------------------------------
 Science & Technology                     -40.37%            N/A                 16.57%               01/01/97
 -------------------------------------------------------------------------------------------------------------------
 International Small Cap                  -35.96%            N/A                  7.02%               03/04/96
 -------------------------------------------------------------------------------------------------------------------
 Aggressive Growth                        - 7.06%            N/A                  5.38%               01/01/97
 -------------------------------------------------------------------------------------------------------------------
 Emerging Small Company                   -13.62%            N/A                 14.68%               01/01/97
 -------------------------------------------------------------------------------------------------------------------
 Small Company Blend                      -27.50%            N/A                 -5.12%               05/03/99
 -------------------------------------------------------------------------------------------------------------------
 Dynamic Growth                             N/A              N/A                -21.41%               05/01/00
 -------------------------------------------------------------------------------------------------------------------
 Mid Cap Stock                            -13.33%            N/A                 -8.78%               05/03/99
 -------------------------------------------------------------------------------------------------------------------
 All Cap Growth                           -19.46%            N/A                 12.62%               03/04/96
 -------------------------------------------------------------------------------------------------------------------
 Overseas                                 -26.58%           3.34%                 3.73%               01/09/95
 -------------------------------------------------------------------------------------------------------------------
 International Stock                      -24.65%            N/A                  2.30%               01/01/97
 -------------------------------------------------------------------------------------------------------------------
 International Value                      -15.57%            N/A                 -8.57%               05/03/99
 -------------------------------------------------------------------------------------------------------------------
 Capital Appreciation                       N/A              N/A                -19.54%               11/01/00
 -------------------------------------------------------------------------------------------------------------------
 Mid Cap Blend                            -15.48%          10.13%                12.26%(B)            06/18/85
 -------------------------------------------------------------------------------------------------------------------
 Small Company Value                       -4.42%            N/A                 -3.28%               10/01/97
 -------------------------------------------------------------------------------------------------------------------
 Global Equity                              1.20%           8.86%                 8.77%(B)            03/18/88
 -------------------------------------------------------------------------------------------------------------------
 Growth                                   -34.28%            N/A                  9.42%               07/15/96
 -------------------------------------------------------------------------------------------------------------------
 Large Cap Growth                         -22.56%           8.19%                 9.50%(B)            08/03/89
 -------------------------------------------------------------------------------------------------------------------
 Quantitative Equity(A)                    -4.09%          17.07%                14.57%(B)            04/30/87
 -------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth                         -12.24%          15.81%                10.66%               12/11/92
 -------------------------------------------------------------------------------------------------------------------
 Real Estate Securities(A)                 14.45%           5.67%                11.24%(B)            04/30/87
 -------------------------------------------------------------------------------------------------------------------
 Value                                     13.33%            N/A                  5.89%               01/01/97
 -------------------------------------------------------------------------------------------------------------------
 Tactical Allocation                        N/A              N/A                -10.80%               05/01/00
 -------------------------------------------------------------------------------------------------------------------
 Growth & Income                          -16.16%          14.73%                13.05%               04/23/91
 -------------------------------------------------------------------------------------------------------------------
 U.S. Large Cap Value                      -7.26%            N/A                 -3.87%               05/03/99
 -------------------------------------------------------------------------------------------------------------------
 Equity-Income                              1.96%          11.43%                11.31%               02/19/93
 -------------------------------------------------------------------------------------------------------------------
 Income & Value                            -5.32%           7.49%                 8.69%(B)            08/03/89
 -------------------------------------------------------------------------------------------------------------------
 Balanced                                 -18.14%            N/A                  0.80%               01/01/97
 -------------------------------------------------------------------------------------------------------------------


 -------------------------------------------------------------------------------------------------------------------
 High Yield                              -17.82%             N/A                 -0.70%               01/01/97
 -------------------------------------------------------------------------------------------------------------------
 Strategic Bond                           -3.12%            3.76%                 4.46%               02/19/93
 -------------------------------------------------------------------------------------------------------------------
 Global Bond                              -8.25%            0.00%                 4.48%(B)            03/18/88
 -------------------------------------------------------------------------------------------------------------------
 Total Return                              0.05%             N/A                 -1.63%               05/03/99
 -------------------------------------------------------------------------------------------------------------------
 Investment Quality Bond                  -1.31%            2.12%                 5.02%(B)            06/18/85
 -------------------------------------------------------------------------------------------------------------------
 Diversified Bond                         -0.48%            4.53%                 6.55%(B)            08/03/89
 -------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities                0.01%            2.41%                 4.65%(B)            03/18/88
 -------------------------------------------------------------------------------------------------------------------
 Money Market                             -4.47%            1.62%                 2.22%(B)            06/18/85
 -------------------------------------------------------------------------------------------------------------------
 Small Cap Index                            N/A              N/A                -12.31%               05/01/00
 -------------------------------------------------------------------------------------------------------------------
 International Index                        N/A              N/A                 -6.73%               05/01/00
 -------------------------------------------------------------------------------------------------------------------
 Mid Cap Index                              N/A              N/A                 -9.49%               05/01/00
 -------------------------------------------------------------------------------------------------------------------
 Total Stock Market Index                   N/A              N/A                -11.23%               05/01/00
 -------------------------------------------------------------------------------------------------------------------
 500 Index                                  N/A              N/A                -10.89%               05/01/00
 -------------------------------------------------------------------------------------------------------------------
 Lifestyle Aggressive 1000               -14.35%             N/A                  2.04%               01/07/97
 -------------------------------------------------------------------------------------------------------------------
 Lifestyle Growth 820                    -12.44%             N/A                  4.22%               01/07/97
 -------------------------------------------------------------------------------------------------------------------
 Lifestyle Balanced 640                   -7.48%             N/A                  4.69%               01/07/97
 -------------------------------------------------------------------------------------------------------------------
 Lifestyle Moderate 460                   -5.93%             N/A                  4.96%               01/07/97
 -------------------------------------------------------------------------------------------------------------------
 Lifestyle Conservative 280               -2.84%             N/A                  4.62%               01/07/97
 -------------------------------------------------------------------------------------------------------------------
 Merrill Lynch Small Cap Value Focus       3.51%             N/A                  2.58%               10/13/97
 - Class B
 -------------------------------------------------------------------------------------------------------------------
 Merrill Lynch Basic Value Focus -         1.45%             N/A                  6.07%               10/13/97
 Class B
 -------------------------------------------------------------------------------------------------------------------
 Merrill Lynch Developing Capital        -35.66%             N/A                -15.23%               10/13/97
 Markets Focus - Class B
 -------------------------------------------------------------------------------------------------------------------

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B) 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2000
       (REFLECTING THE EXPENSES OF ALL OPTIONAL RIDERS INCLUDING GRIP II)


                                                                              SINCE INCEPTION
                                                                                OR 10 YEARS,           INCEPTION
PORTFOLIO                                 1 YEAR            5 YEAR         WHICHEVER IS SHORTER          DATE
--------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets(A)           -26.19%           -5.57%                -4.11%              10/04/94
--------------------------------------------------------------------------------------------------------------------
Internet Technologies                       N/A               N/A                -18.61%              05/01/00
--------------------------------------------------------------------------------------------------------------------
Science & Technology                      -35.71%             N/A                 17.78%              01/01/97
--------------------------------------------------------------------------------------------------------------------
International Small Cap                   -30.90%             N/A                 8.09%               03/04/96
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth                          0.69%              N/A                 7.01%               01/01/97
--------------------------------------------------------------------------------------------------------------------
Emerging Small Company                     -6.48%             N/A                 15.96%              01/01/97
--------------------------------------------------------------------------------------------------------------------
Small Company Blend                       -21.65%             N/A                 -0.14%              05/03/99
--------------------------------------------------------------------------------------------------------------------
Dynamic Growth                              N/A               N/A                -20.92%              05/01/00
--------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                              -6.16%             N/A                 -3.99%              05/03/99
--------------------------------------------------------------------------------------------------------------------
All Cap Growth                            -12.85%             N/A                 13.52%              03/04/96
--------------------------------------------------------------------------------------------------------------------
Overseas                                  -20.65%            4.41%                4.54%               01/09/95
--------------------------------------------------------------------------------------------------------------------
International Stock                       -18.53%             N/A                 4.06%               01/01/97
--------------------------------------------------------------------------------------------------------------------
International Value                        -8.60%             N/A                 -3.77%              05/03/99
--------------------------------------------------------------------------------------------------------------------
Capital Appreciation                        N/A               N/A                -55.59%              11/01/00
--------------------------------------------------------------------------------------------------------------------
Mid Cap Blend                              -8.52%           10.97%               12.29%(B)            06/18/85
--------------------------------------------------------------------------------------------------------------------
Small Company Value                        3.57%              N/A                 -1.10%              10/01/97
--------------------------------------------------------------------------------------------------------------------
Global Equity                              9.72%             9.74%                8.81%(B)            03/18/88
--------------------------------------------------------------------------------------------------------------------
Growth                                    -29.06%             N/A                 10.51%              07/15/96
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth                          -16.25%            9.09%                9.53%(B)            08/03/89
--------------------------------------------------------------------------------------------------------------------
Quantitative Equity(A)                     3.93%            17.74%               14.59%(B)            04/30/87
--------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                           -4.97%           16.50%                10.86%              12/11/92
--------------------------------------------------------------------------------------------------------------------
Real Estate Securities(A)                  22.99%            6.65%               11.27%(B)            04/30/87
--------------------------------------------------------------------------------------------------------------------
Value                                      21.88%             N/A                 7.49%               01/01/97
--------------------------------------------------------------------------------------------------------------------
Tactical Allocation                         N/A               N/A                 -4.34%              05/01/00
--------------------------------------------------------------------------------------------------------------------
Growth & Income                            -9.25%           15.45%                13.11%              04/23/91
--------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                       0.48%              N/A                 1.19%               05/03/99
--------------------------------------------------------------------------------------------------------------------
Equity-Income                              10.51%           12.24%                11.57%              02/19/93
--------------------------------------------------------------------------------------------------------------------
Income & Value                             2.59%             8.41%                8.72%(B)            08/03/89
--------------------------------------------------------------------------------------------------------------------
Balanced                                  -11.42%             N/A                 2.64%               01/01/97
--------------------------------------------------------------------------------------------------------------------


                                                                              SINCE INCEPTION
                                                                                OR 10 YEARS,           INCEPTION
PORTFOLIO                                 1 YEAR            5 YEAR         WHICHEVER IS SHORTER          DATE
--------------------------------------------------------------------------------------------------------------------
High Yield                                -11.06%             N/A                 1.12%               01/01/97
--------------------------------------------------------------------------------------------------------------------
Strategic Bond                             5.00%             4.82%                4.84%               02/19/93
--------------------------------------------------------------------------------------------------------------------
Global Bond                                -0.60%            1.16%                4.51%(B)            03/18/88
--------------------------------------------------------------------------------------------------------------------
Total Return                               8.46%              N/A                 3.56%               05/03/99
--------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                    6.98%             3.24%                5.06%(B)            06/18/85
--------------------------------------------------------------------------------------------------------------------
Diversified Bond                           7.88%             5.56%                6.59%(B)            08/03/89
--------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                 8.42%             3.53%                4.68%(B)            03/18/88
--------------------------------------------------------------------------------------------------------------------
Money Market                               3.52%             2.77%                2.26%(B)            06/18/85
--------------------------------------------------------------------------------------------------------------------
Small Cap Index                             N/A               N/A                 -6.77%              05/01/00
--------------------------------------------------------------------------------------------------------------------
International Index                         N/A               N/A                 2.29%               05/01/00
--------------------------------------------------------------------------------------------------------------------
Mid Cap Index                               N/A               N/A                 -2.23%              05/01/00
--------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                    N/A               N/A                 -5.05%              05/01/00
--------------------------------------------------------------------------------------------------------------------
500 Index                                   N/A               N/A                 -4.49%              05/01/00
--------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                  -7.27%             N/A                 3.83%               01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                       -5.18%             N/A                 5.90%               01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                     0.23%              N/A                 6.35%               01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                     1.93%              N/A                 6.61%               01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                 5.31%              N/A                 6.28%               01/07/97
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value Focus        12.06%             N/A                 4.81%               10/13/97
- Class B
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value                  9.99%              N/A                 8.14%               10/13/97
Focus - Class B
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital          -30.57%             N/A                -13.31%              10/13/97
Markets Focus - Class B
--------------------------------------------------------------------------------------------------------------------

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B) 10 year average annual return.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 2000
              (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL RIDERS)


                                                                            SINCE INCEPTION
                                                                              OR 10 YEARS,          INCEPTION
PORTFOLIO                                  1 YEAR           5 YEAR        WHICHEVER IS SHORTER       DATE(A)
-------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets                -31.05%           N/A                -8.96%              01/01/97
-------------------------------------------------------------------------------------------------------------------
Internet Technologies                         N/A             N/A                -48.25%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Science & Technology                        -39.79%           N/A                17.25%              01/01/97
-------------------------------------------------------------------------------------------------------------------
International Small Cap                     -35.37%           N/A                 7.75%              03/04/96
-------------------------------------------------------------------------------------------------------------------
Aggressive Growth                           -6.40%            N/A                 6.18%              01/01/97
-------------------------------------------------------------------------------------------------------------------
Emerging Small Company                      -12.97%           N/A                15.42%              01/01/97
-------------------------------------------------------------------------------------------------------------------
Small Company Blend                         -26.88%           N/A                -4.39%              05/03/99
-------------------------------------------------------------------------------------------------------------------
Dynamic Growth                                N/A             N/A                -41.37%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                               -12.67%           N/A                -7.97%              05/03/99
-------------------------------------------------------------------------------------------------------------------
All Cap Growth                              -18.82%           N/A                13.35%              03/04/96
-------------------------------------------------------------------------------------------------------------------
Overseas                                    -25.96%          4.10%                4.50%              01/09/95
-------------------------------------------------------------------------------------------------------------------
International Stock                         -24.03%           N/A                 3.05%              01/01/97
-------------------------------------------------------------------------------------------------------------------
International Value                         -14.92%           N/A                -7.78%              05/03/99
-------------------------------------------------------------------------------------------------------------------
Capital Appreciation                          N/A             N/A                -19.09%             11/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Blend                               -14.84%          10.83%              12.91%(B)           06/18/85
-------------------------------------------------------------------------------------------------------------------
Small Company Value                         -3.75%            N/A                -2.34%              10/01/97
-------------------------------------------------------------------------------------------------------------------
Global Equity                                1.92%           9.59%                9.47%(B)           03/18/88
-------------------------------------------------------------------------------------------------------------------
Growth                                      -33.68%           N/A                10.10%              07/15/96
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth                            -21.93%          8.89%               10.16%(B)           08/03/89
-------------------------------------------------------------------------------------------------------------------
Quantitative Equity                         -3.42%            N/A                17.90%              01/01/97
-------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                            -11.58%          16.48%              11.44%              12/11/92
-------------------------------------------------------------------------------------------------------------------
Real Estate Securities                      15.23%            N/A                 0.13%              01/01/97
-------------------------------------------------------------------------------------------------------------------
Value                                       14.11%            N/A                 6.66%              01/01/97
-------------------------------------------------------------------------------------------------------------------
Tactical Allocation                           N/A             N/A                -11.51%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Growth & Income                             -15.51%          15.40%              13.72%              04/23/91
-------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                        -6.59%            N/A                -3.09%              05/03/99
-------------------------------------------------------------------------------------------------------------------
Equity-Income                                2.71%           12.13%              12.01%              02/19/93
-------------------------------------------------------------------------------------------------------------------
Income & Value                              -4.65%           8.23%               9.38%(B)            08/03/89
-------------------------------------------------------------------------------------------------------------------
Balanced                                    -17.50%           N/A                 1.54%              01/01/97
-------------------------------------------------------------------------------------------------------------------



                                                                            SINCE INCEPTION
                                                                              OR 10 YEARS,          INCEPTION
PORTFOLIO                                  1 YEAR           5 YEAR        WHICHEVER IS SHORTER       DATE(A)
-------------------------------------------------------------------------------------------------------------------
High Yield                                  -17.18%           N/A                 0.02%              01/01/97
-------------------------------------------------------------------------------------------------------------------
Strategic Bond                              -2.44%           4.52%                5.23%              02/19/93
-------------------------------------------------------------------------------------------------------------------
Global Bond                                 -7.58%           0.73%               5.20%(B)            03/18/88
-------------------------------------------------------------------------------------------------------------------
Total Return                                 0.73%            N/A                -0.82%              05/03/99
-------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                     -0.62%           2.92%               5.76%(B)            06/18/85
-------------------------------------------------------------------------------------------------------------------
Diversified Bond                             0.20%           5.30%               7.27%(B)            08/03/89
-------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                   0.70%           3.21%               5.40%(B)            03/18/88
-------------------------------------------------------------------------------------------------------------------
Money Market                                -3.80%           2.42%               3.04%(B)            06/18/85
-------------------------------------------------------------------------------------------------------------------
Small Cap Index                               N/A             N/A                -14.39%             05/01/00
-------------------------------------------------------------------------------------------------------------------
International Index                           N/A             N/A                -17.53%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                 N/A             N/A                -2.14%              05/01/00
-------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                      N/A             N/A                -17.71%             05/01/00
-------------------------------------------------------------------------------------------------------------------
500 Index                                     N/A             N/A                -17.29%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                   -13.70%           N/A                 2.82%              01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                        -11.78%           N/A                 4.98%              01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                      -6.82%            N/A                 5.45%              01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                      -5.26%            N/A                 5.72%              01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                  -2.16%            N/A                 5.38%              01/07/97
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value                4.27%            N/A                 3.65%              10/13/97
Focus - Class B
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value                    2.19%            N/A                 7.00%              10/13/97
Focus - Class B
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital            -35.07%           N/A                -14.16%             10/13/97
Markets Focus - Class B
-------------------------------------------------------------------------------------------------------------------

(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.
(B) 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2000
              (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL RIDERS)


                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,           INCEPTION
PORTFOLIO                                  1 YEAR           5 YEAR        WHICHEVER IS SHORTER         DATE
-------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets(A)             -31.05%          -5.76%              -3.85%              10/04/94
-------------------------------------------------------------------------------------------------------------------
Internet Technologies                         N/A             N/A                -48.25%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Science & Technology                        -39.79%           N/A                17.25%              01/01/97
-------------------------------------------------------------------------------------------------------------------
International Small Cap                     -35.37%           N/A                 7.75%              03/04/96
-------------------------------------------------------------------------------------------------------------------
Aggressive Growth                           -6.40%            N/A                 6.18%              01/01/97
-------------------------------------------------------------------------------------------------------------------
Emerging Small Company                      -12.97%           N/A                15.42%              01/01/97
-------------------------------------------------------------------------------------------------------------------
Small Company Blend                         -26.88%           N/A                -4.39%              05/03/99
-------------------------------------------------------------------------------------------------------------------
Dynamic Growth                                N/A             N/A                -41.37%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                               -12.67%           N/A                -7.97%              05/03/99
-------------------------------------------------------------------------------------------------------------------
All Cap Growth                              -18.82%           N/A                13.35%              03/04/96
-------------------------------------------------------------------------------------------------------------------
Overseas                                    -25.96%          4.10%                4.50%              01/09/95
-------------------------------------------------------------------------------------------------------------------
International Stock                         -24.03%           N/A                 3.05%              01/01/97
-------------------------------------------------------------------------------------------------------------------
International Value                         -14.92%           N/A                -7.78%              05/03/99
-------------------------------------------------------------------------------------------------------------------
Capital Appreciation                          N/A             N/A                -19.09%             11/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Blend                               -14.84%          10.83%              12.91%(B)           06/18/85
-------------------------------------------------------------------------------------------------------------------
Small Company Value                         -3.75%            N/A                -2.34%              10/01/97
-------------------------------------------------------------------------------------------------------------------
Global Equity                                1.92%           9.59%               9.47%(B)            03/18/88
-------------------------------------------------------------------------------------------------------------------
Growth                                      -33.68%           N/A                10.10%              07/15/96
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth                            -21.93%          8.89%               10.16%(B)           08/03/89
-------------------------------------------------------------------------------------------------------------------
Quantitative EquityA                        -3.42%           17.76%              15.34%(B)           04/30/87
-------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                            -11.58%          16.48%              11.44%              12/11/92
-------------------------------------------------------------------------------------------------------------------
Real Estate Securities(A)                   15.23%           6.40%               11.96%(B)           04/30/87
-------------------------------------------------------------------------------------------------------------------
Value                                       14.11%            N/A                 6.66%              01/01/97
-------------------------------------------------------------------------------------------------------------------
Tactical Allocation                           N/A             N/A                -11.51%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Growth & Income                             -15.51%          15.40%              13.72%              04/23/91
-------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                        -6.59%            N/A                -3.09%              05/03/99
-------------------------------------------------------------------------------------------------------------------
Equity-Income                                2.71%           12.13%              12.01%              02/19/93
-------------------------------------------------------------------------------------------------------------------
Income & Value                              -4.65%           8.23%               9.38%(B)            08/03/89
-------------------------------------------------------------------------------------------------------------------
Balanced                                    -17.50%           N/A                 1.54%              01/01/97
-------------------------------------------------------------------------------------------------------------------


                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,           INCEPTION
PORTFOLIO                                  1 YEAR           5 YEAR        WHICHEVER IS SHORTER         DATE
-------------------------------------------------------------------------------------------------------------------
High Yield                                  -17.18%           N/A                 0.02%              01/01/97
-------------------------------------------------------------------------------------------------------------------
Strategic Bond                              -2.44%           4.52%                5.23%              02/19/93
-------------------------------------------------------------------------------------------------------------------
Global Bond                                 -7.58%           0.73%               5.20%(B)            03/18/88
-------------------------------------------------------------------------------------------------------------------
Total Return                                 0.73%            N/A                -0.82%              05/03/99
-------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                     -0.62%           2.92%               5.76%(B)            06/18/85
-------------------------------------------------------------------------------------------------------------------
Diversified Bond                             0.20%           5.30%               7.27%(B)            08/03/89
-------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                   0.70%           3.21%               5.40%(B)            03/18/88
-------------------------------------------------------------------------------------------------------------------
Money Market                                -3.80%           2.42%               3.04%(B)            06/18/85
-------------------------------------------------------------------------------------------------------------------
Small Cap Index                               N/A             N/A                -14.39%             05/01/00
-------------------------------------------------------------------------------------------------------------------
International Index                           N/A             N/A                -17.53%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                 N/A             N/A                -2.14%              05/01/00
-------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                      N/A             N/A                -17.71%             05/01/00
-------------------------------------------------------------------------------------------------------------------
500 Index                                     N/A             N/A                -17.29%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                   -13.70%           N/A                 2.82%              01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                        -11.78%           N/A                 4.98%              01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                      -6.82%            N/A                 5.45%              01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                      -5.26%            N/A                 5.72%              01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                  -2.16%            N/A                 5.38%              01/07/97
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value                4.27%            N/A                 3.65%              10/13/97
Focus - Class B
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value                    2.19%            N/A                 7.00%              10/13/97
Focus - Class B
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital            -35.07%           N/A                -14.16%             10/13/97
Markets Focus - Class B
-------------------------------------------------------------------------------------------------------------------

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.
(B) 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2000
              (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL RIDERS)

                                                                            SINCE INCEPTION
                                                                              OR 10 YEARS,          INCEPTION
PORTFOLIO                                   1 YEAR           5 YEAR        WHICHEVER IS SHORTER        DATE
-------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets(A)             -25.53%          -4.69%              -3.24%              10/04/94
-------------------------------------------------------------------------------------------------------------------
Internet Technologies                         N/A             N/A                -44.33%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Science & Technology                        -35.07%           N/A                18.35%              01/01/97
-------------------------------------------------------------------------------------------------------------------
International Small Cap                     -30.25%           N/A                 8.71%              03/04/96
-------------------------------------------------------------------------------------------------------------------
Aggressive Growth                            1.42%            N/A                 7.65%              01/01/97
-------------------------------------------------------------------------------------------------------------------
Emerging Small Company                      -5.77%            N/A                16.58%              01/01/97
-------------------------------------------------------------------------------------------------------------------
Small Company Blend                         -20.97%           N/A                 0.34%              05/03/99
-------------------------------------------------------------------------------------------------------------------
Dynamic Growth                                N/A             N/A                -36.81%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                               -5.44%            N/A                -3.44%              05/03/99
-------------------------------------------------------------------------------------------------------------------
All Cap Growth                              -12.16%           N/A                14.14%              03/04/96
-------------------------------------------------------------------------------------------------------------------
Overseas                                    -19.97%          5.14%                5.20%              01/09/95
-------------------------------------------------------------------------------------------------------------------
International Stock                         -17.85%           N/A                 4.66%              01/01/97
-------------------------------------------------------------------------------------------------------------------
International Value                         -7.90%            N/A                -3.24%              05/03/99
-------------------------------------------------------------------------------------------------------------------
Capital Appreciation                          N/A             N/A                -12.46%             11/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Blend                               -7.81%           11.65%              12.94%(B)           06/18/85
-------------------------------------------------------------------------------------------------------------------
Small Company Value                          4.31%            N/A                -0.31%              10/01/97
-------------------------------------------------------------------------------------------------------------------
Global Equity                               10.47%           10.45%              9.51%(B)            03/18/88
-------------------------------------------------------------------------------------------------------------------
Growth                                      -28.40%           N/A                11.08%              07/15/96
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth                            -15.56%          9.77%               10.19%(B)           08/03/89
-------------------------------------------------------------------------------------------------------------------
Quantitative Equity(A)                       4.67%           18.41%              15.36%(B)           04/30/87
-------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                            -4.25%           17.15%              11.60%              12/11/92
-------------------------------------------------------------------------------------------------------------------
Real Estate Securities(A)                   23.78%           7.36%               11.98%(B)           04/30/87
-------------------------------------------------------------------------------------------------------------------
Value                                       22.66%            N/A                 8.12%              01/01/97
-------------------------------------------------------------------------------------------------------------------
Tactical Allocation                           N/A             N/A                -4.17%              05/01/00
-------------------------------------------------------------------------------------------------------------------
Growth & Income                             -8.55%           16.10%              13.75%              04/23/91
-------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                         1.21%            N/A                 1.73%              05/03/99
-------------------------------------------------------------------------------------------------------------------
Equity-Income                               11.26%           12.92%              12.21%              02/19/93
-------------------------------------------------------------------------------------------------------------------
Income & Value                               3.33%           9.13%               9.41%(B)            08/03/89
-------------------------------------------------------------------------------------------------------------------
Balanced                                    -10.72%           N/A                 3.22%              01/01/97
-------------------------------------------------------------------------------------------------------------------


                                                                             SINCE INCEPTION
                                                                               OR 10 YEARS,          INCEPTION
PORTFOLIO                                   1 YEAR           5 YEAR        WHICHEVER IS SHORTER        DATE
-------------------------------------------------------------------------------------------------------------------
High Yield                                  -10.36%           N/A                 1.71%              01/01/97
-------------------------------------------------------------------------------------------------------------------
Strategic Bond                               5.74%           5.55%                5.54%              02/19/93
-------------------------------------------------------------------------------------------------------------------
Global Bond                                  0.12%           1.91%               5.23%(B)            03/18/88
-------------------------------------------------------------------------------------------------------------------
Total Return                                 9.21%            N/A                 4.13%              05/03/99
-------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                      7.73%           4.01%                5.80%              06/18/85
-------------------------------------------------------------------------------------------------------------------
Diversified Bond                             8.63%           6.30%               7.31%(B)            08/03/89
-------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                   9.17%           4.29%               5.44%(B)            03/18/88
-------------------------------------------------------------------------------------------------------------------
Money Market                                 4.26%           3.54%               3.09%(B)            06/18/85
-------------------------------------------------------------------------------------------------------------------
Small Cap Index                               N/A             N/A                -7.32%(B)           05/01/00
-------------------------------------------------------------------------------------------------------------------
International Index                           N/A             N/A                -10.75%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                 N/A             N/A                 6.07%              05/01/00
-------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                      N/A             N/A                -10.95%             05/01/00
-------------------------------------------------------------------------------------------------------------------
500 Index                                     N/A             N/A                -10.48%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                   -6.56%            N/A                 4.44%              01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                        -4.47%            N/A                 6.51%              01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                       0.96%            N/A                 6.96%              01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                       2.66%            N/A                 7.22%              01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                   6.05%            N/A                 6.90%              01/07/97
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value               12.82%            N/A                 5.69%              10/13/97
Focus - Class B
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value                   10.74%            N/A                 8.90%              10/13/97
Focus - Class B
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital            -29.92%           N/A                -12.43%             10/13/97
Markets Focus - Class B
-------------------------------------------------------------------------------------------------------------------


(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.
(B) 10 year average annual return.

                                    * * * * *

         In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust or Merrill Variable Funds may include in their advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                                    SERVICES

INDEPENDENT AUDITORS


         The consolidated financial statements of the Company at December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and for the Variable Separate Account at December 31, 2000 and for each of the two years in the period then ended December 31, 2000 appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance on such reports given upon the authority of such firm as experts in accounting and auditing.

SERVICING AGENT
         Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

-        daily updates on:
         -        accumulation unit values
         -        variable annuity participants and transaction
         -        agent production and commissions;
-        semimonthly commission statements;
-        monthly summaries of agent production and daily transaction reports;
-        semiannual statements for contract owners; and
-        annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER

         Manufacturers Securities Services, LLC ("MSS"), the successor to NASL Financial Services, Inc., is a Delaware limited liability company controlled by us. It serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amounts of underwriting commissions paid to MSS in 2000, 1999 and 1998 were $_______, $183,494,116 and $122,828,714 respectively. MSS did not retain any of these amounts during such periods.

                          AUDITED FINANCIAL STATEMENTS


                           [TO BE FILED BY AMENDMENT]

Guide to Name Changes and Successions:

The following name changes took place October 1, 1997:

      Old Name                                        New Name
NASL Variable Account                   The Manufacturers Life Insurance Company
                                        of North America
                                        Separate Account A
North American Security Life
 Insurance Company                      The Manufacturers Life Insurance Company
                                        of North America

The following name changes took place November 1, 1997:

      Old Name                                        New Name
NAWL Holding Co., Inc.                  Manulife-Wood Logan Holding Co., Inc.

The following name changes took place September 24, 1999:

      Old Name                                        New Name
Wood Logan Associates, Inc.             Manulife Wood Logan, Inc.

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

                                    * * * * *

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements


         (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of North America Separate Account A, formerly NASL Variable Account (Part B of the registration statement). TO BE FILED BY AMENDMENT

         (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of North America, formerly North American Security Life Insurance Company (Part B of the registration statement). TO BE FILED BY AMENDMENT

(b)      Exhibits

(1)      (i)      Resolution of the Board of Directors of North American
                  Security Life Insurance Company establishing the NASL Variable
                  Account - Incorporated by reference to Exhibit (b)(1)(i) to
                  Form N-4, file number 33-76162, filed February 25, 1998.

         (ii) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated May 30, 1995 - Incorporated by reference to Exhibit (b)(1)(ii) to post-effective amendment no. 2 to Form N-4, file number 33-77878, filed March 1, 1996.

         (iii) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated September 30, 1996 -- Incorporate by reference to Exhibit (b)(1)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

         (iv) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated September 30, 1996 -- Incorporated by reference to Exhibit (b)(1)(iv) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

         (v) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create four additional sub-accounts dated September 26, 1997--Incorporated by reference to Exhibit (B)(1)(v) to Form N-4, file number, 33-76162 filed February 25, 1998.

(2)      Agreements for custody of securities and similar investments -
         Not Applicable.

(3) (i) Underwriting Agreement between North American Security Life Insurance Company (Depositor) and NASL Financial Services, Inc. (Underwriter) -- Incorporated by reference to Exhibit (b)(3)(i) to Form N-4, file number 33-76162, filed March 1, 1999.

         (ii) Promotional Agent Agreement between NASL Financial Services, Inc. (Underwriter), North American Security Life Insurance Company (Depositor), Wood Logan Associates, Inc. (Promotional Agent) and NAWL Holding Company, Inc.--Incorporated by reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

         (iii) Amendment to Promotional Agent Agreement - Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

         (iv) Form of Selling Agreement between The Manufacturers Life Insurance Company, Manufacturers Securities Services, LLC, Selling Broker-Dealer and General Agent-- Incorporated by reference to Exhibit (b)(3)(iv) to Form N-4, file number 33-76162, filed February 25, 1998.

(4)      (i)      Specimen Flexible Purchase Payment Individual Deferred
                  Variable Annuity Contract, Non-Participating - Incorporated by reference to Exhibit (b)(4)(i) to this registration statement, filed April 7, 1997.

         (ii) Specimen Endorsement to Contract: Fixed Account Endorsement-- Incorporated by reference to Exhibit (b) (4) (ii) to registration statement filed February 26, 1998

         (iii) Death Benefit Endorsement - Incorporated by reference to Exhibit (b)(4)(ii)(A)(2) to Form N-4, file number 33-76162, filed February 25, 1998.

         (iv) Roth Individual Retirement Annuity Endorsement - Incorporated by reference to Exhibit (b)(4)(ii)(F) to Form N-4, file number 33-76162, filed March 1, 1999.

         (v)      Guaranteed Income Rider Endorsement - Filed Herewith.

         (vi)     Enhanced Death Benefit Rider Endorsement - Filed Herewith.


(5) (i) Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating -- Incorporated by reference to Exhibit (b)(5)(i) to post effective amendment 5 to file number 333-24657, filed February 28, 2000.

         (ii) Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit
                  (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

(6) (i) Certificate of Incorporation of North American Security Life Insurance Company -- Incorporated by reference to Exhibit
                  (3)(i) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

         (ii) Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

         (iii) Certificate of Amendment of Certificate of Incorporation of the Company, Authorization of Capital December 1994 -- Incorporated by reference to Exhibit (3)(i)(b) to Form 10Q of The

                  Manufacturers Life Insurance Company of North America, filed November 14, 1997.

         (iv) Certificate of Amendment of Certificate of Incorporation, Name change March 1997 -- Incorporated by reference to Exhibit
                  (3)(i)(a) to post effective amendment no. 1 to Form S-1 on behalf of The Manufacturers Life Insurance Company of North America, file number 333-6011, filed October 9, 1997.

         (v) Certificate of Amendment of Certificate of Incorporation of the Company, Registered Agent July 1997 -- Incorporated by reference to Exhibit (3)(i)(c) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

         (vi) Amended and Restated By-laws of The Manufacturers Life Insurance Company of North America -- Incorporated by reference to Exhibit (3)(ii) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

(7)      (i)      Form of Variable Annuity Reinsurance Agreement Contract
                  between North American Security Life Insurance Company and
                  Connecticut General Life Insurance Company, effective July 1,
                  1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.

         (ii) Form of Automatic Reinsurance Agreement between North American Security Life Insurance Company and Swiss Re Life & Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

(iii) Contract of reinsurance in connection with the variable annuity contracts being offered - Contract between The Manufacturers Life Insurance Company of North America and Manulife Reinsurance Corporation (USA), effective July 1, 1998
                  - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

(iv) Coinsurance Agreement between North American Security Life Insurance Company and Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

(8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

         (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Incorporated by reference to Exhibit
                  (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

         (ii) Amendment to Remote Service Agreement dated April 1, 1998 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. -- Incorporated by reference to Exhibit
                  (b)(8)(ii) to post effective amendment no.
                  9 to Form N-4, file number 33-77878, filed April 28, 2000

(9) Opinion of Counsel and consent to its use as to the legality of the securities being registered -- Incorporated by reference to Exhibit
         (b)(9) to this registration statement, filed April 7, 1997.

(10) Written consent of Ernst & Young LLP, independent auditors - TO BE FILED BY AMENDMENT

(11) All financial statements omitted from Item 23, Financial Statements-- Not Applicable

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor,

         Underwriter or initial contract owners -- Not Applicable.

(13)     Schedules of  computation,--  Incorporated by reference to Exhibit
         (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

(14)     Financial Data Schedule - Not Applicable.

(15)     (i)      Power of Attorney - North American Security Life Insurance
                  Company Director (John D. Richardson) - Incorporated by reference to Exhibit (b)(15)(iii) to Form N-4, file no.
                  33-28455 filed April 30, 1997 on behalf of the NASL Variable
                  Account of North American Security Life Insurance Company.

         (ii) Power of Attorney - David W. Libbey North American Security Life Insurance Company (Principal Financial Officer) -- Incorporated by reference to Exhibit (24)(ii) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

         (iii) Power of Attorney - John D. DesPrez III (Director, The Manufacturers Life Insurance Company of North America) -- Incorporated by reference to Exhibit (14)(iv) to post-effective amendment No. 1 to form N-4 , file number 333-38081 filed April 19, 1999.


Item 25.          DIRECTORS AND OFFICERS OF THE DEPOSITOR.


OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA


NAME AND PRINCIPAL
BUSINESS ADDRESS           POSITION WITH DEPOSITOR
------------------         -----------------------

John D. DesPrez III**      Director and Chairman of the Board of Directors

James R. Boyle*   .        Director and President

David W. Libbey   *        Director, Vice President, Treasurer & Chief

Marc Costantini*           Vice President, Annuity Product Management

Robert Boyda**             Vice President, Investment Management Services

James D. Gallagher**       Vice President, Secretary and General Counsel

Kevin S. Hill*             Vice President, Business Implementation

Mark S. Rizza*             Vice President Information Services, U.S. Annuities

Jonnie M. Smith*           Vice President, Customer Service and Administration

Jonnie Smith*              Vice President, Customer Service and Administration

J. Brent Wilkinson*        Vice President, E-Business, U.S. Annuities

*500 Boylston Street, Boston, MA 02116
**73 Tremont Street, Boston, MA  02116

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT.


MANULIFE FINANCIAL CORPORATION

Manulife Financial Corporation (Canada)

The Manufacturers Life Insurance Company (Canada)

1.   Manulife Data Services Inc. - Barbados (100%)

2.   MF Leasing (Canada) Inc. - Ontario (100%)
     2.1        1332953 Ontario Inc. - Ontario (100%)

3.   Enterprise Capital Management Inc. - Ontario (20%)

4.   Cantay Holdings Inc. - Canada (100%)

5.   994744 Ontario Inc. - Ontario (100%)

6.   3426505 Canada Inc. - Canada (100%)

7.   Family Realty First Corp. - Ontario (100%)

8.   Manulife Bank of Canada - Canada (100%)

9.   Manulife Securities International Ltd. - Canada (100%)

10.  NAL Resources Limited - Alberta (100%)

11.  Manulife International Capital Corporation Limited - Ontario (100%)
     11.1.  Golf Town Canada Inc. - Canada (100%)
     11.2.  Regional Power Inc. - Ontario (100%)
            11.2.1.  Addalam Power Corporation - Philippines
            11.2.2.  La Regionale Power Angliers Inc. - Canada (100%)
            11.2.3.  La Regionale Power Port-Cartier Inc. - Canada (100%)
     11.3.  VFC Inc. - Canada (100%)
     11.4   1198184 Ontario Limited - Ontario (100%)

12.  1293319 Ontario Inc. - Ontario (100%)

13.  FNA Financial Inc. - Canada (100%)
     13.1.  Elliott & Page Limited - Ontario (100%)
     13.2.  Seamark Asset Management Ltd. - Canada (67.86%)
     13.3.  NAL Resources Management Limited - Canada (100%)
            13.3.1.  Caravan Oil & Gas Ltd. -Alberta (12.2%)
            13.3.2.  Carrack Energy Inc. - Alberta (16%)
     13.4.  First North American Insurance Company - Canada (100%)

14.  MLI Resources Inc. - Alberta (100%)

15.  Stylus Exploration Inc. - Alberta (100%)

16.  Manucab Ltd. - Canada (100%)


     16.1.    Plazcab Service Limited - Newfoundland (100%)

17.  The Manufacturers Investment Corporation - Michigan (100%)
     17.1.  Manulife Reinsurance Corporation (U.S.A.) - Michigan (100%)
            17.1.1.  Manulife Reinsurance Limited - Bermuda (100%)
                     17.1.1.1.  MRL Holding, LLC - Delaware (99%)
            17.1.2.  MRL Holding, LLC - Delaware (1%)
                     17.1.2.1.  Manulife-Wood Logan Holding Co. Inc. -
                                Delaware (22.4%)
            17.1.3. The Manufacturers Life Insurance Company (U.S.A.) - Michigan (100%)
                     17.1.3.1.  Manulife-Wood Logan Holding Co. Inc. -
                                Delaware (77.6%)
                                17.1.3.1.1.    Manulife Wood Logan, Inc. -
                                               Connecticut (100%)
                                17.1.3.1.2.    The Manufacturers Life
                                               Insurance Company of North
                                               America - Delaware (100%)
                                17.1.3.1.2.1.  Manufacturers Securities
                                               Services, LLC - Delaware (90%)
                                17.1.3.1.2.2. The Manufacturers Life Insurance Company of New York - New York (100%)
                                17.1.3.1.2.2.1 Manufacturers Securities
                                               Services, LLC - Delaware (10%)
                     17.1.3.2.  Flex Leasing 1, LLC - Delaware (50%)
                     17.1.3.3.  Ennal, Inc. - Ohio (100%)
                     17.1.3.4.  ESLS Investment Limited, LLC - Ohio (100%)
                     17.1.3.5.  Thornhill Leasing Investments, LLC - Delaware
                                (90%)
                     17.1.3.6. The Manufacturers Life Insurance Company of America - Michigan (100%)
                                17.1.3.6.1. Manulife Holding Corporation - Delaware (100%)
                                17.1.3.6.1.1.  ManEquity, Inc. - Colorado (100%)
                                17.1.3.6.1.2.     Manufacturers Adviser
                                                  Corporation - Colorado (100%)
                                17.1.3.6.1.3. Manulife Capital Corporation - Delaware (100%)
                                17.1.3.6.1.3.1.   MF Private Capital, Inc. -
                                                  Delaware (80.4%)
                                17.1.3.6.1.3.1.1. MF Private Capital Securities,
                                                  Inc. - Delaware (100%)
                                17.1.3.6.1.3.1.2. MFPC Ventures, Inc. - Delaware
                                                  (100%)
                                17.1.3.6.1.3.1.3. MFPC Insurance Advisors, Inc.
                                                  - Delaware (100%)
                                17.1.3.6.1.4. Manulife Property Management of Washington, D.C. Inc. -
                                                  Washington, D.C. (100%)
                                17.1.3.4.1.5. ManuLife Service Corporation - Colorado (100%)
                                17.1.3.4.1.6. Manulife Leasing Co., LLC. - Delaware (80%)

18.  Manulife International Investment Management Limited - U.K. (100%)
     18.1.    Manulife International Fund Management Limited - U.K. (100%)

19.  WT(SW) Properties Ltd. - U.K. (100%)

20.  Manulife Europe Ruckversicherungs-Aktiengesellschaft - Germany (100%)

21.  Manulife International Holdings Limited - Bermuda (100%)
     21.1.  Manulife Provident Funds Trust Company Limited - Hongkong (100%)
     21.2.  Manulife (International) Limited - Bermuda (100%)
            21.2.1.   Zhong Hong Life Insurance Co. Ltd. - China (51%)
     21.3.  Manulife Funds Direct (Barbados) Limited - Barbados (100%)
            21.3.1.   Manulife Funds Direct (Hong Kong) Limited - Hongkong
                      (100%)
            21.3.2.   Pt. Manulife Aset Manajemen Indonesia - Indonesia
                      (55%)

22.  ManuLife (International) Reinsurance Limited - Bermuda (100%)
     22.1.  Manufacturers Life Reinsurance Limited - Barbados (100%)
     22.2.  Manufacturers P&C Limited - Barbados (100%)
     22.3.  Manulife Management Services Ltd. - Barbados (100%)

23.  Chinfon-Manulife Insurance Company Limited - Bermuda (60%)

24.  Manulife Century Investments (Bermuda) Limited - Bermuda (13%)

25.  Manulife Century Investments (Alberta) Inc. - Alberta (100%)
     25.1   Manulife Century Investments (Bermuda) Limited - Bermuda (87%)
            25.1.1   Daihyaku System Service Co. Ltd. - Japan (90%)
     25.2   Manulife Century Investments (Luxembourg) S.A. - Luxembourg (100%)
            25.2.1 Manulife Century Investments (Netherlands) B.V. - Netherlands (100%)
                     25.2.1.1 Daihyaku Manulife Holdings (Bermuda) Limited - Bermuda (100%)
                     25.2.1.1.1 Manulife Century Life Insurance Company - Japan (8.8%)
                     25.2.1.2    Manulife Century Life Insurance Company -
                                 Japan (74.6%)
                     25.2.1.2.1  Daihyaku System Service Co. Ltd. - Japan (10%)
                     25.2.1.2.2  Manulife Century Business Company - Japan
                                 (100%)
                     25.2.1.2.3  Kyoritsu Confirm Co., Ltd. - Japan (9.1%)
                     25.2.1.2.4 Daihyaku Premium Collection Co., Ltd. - Japan (10%)
                     25.2.1.3    Kyoritsu Confirm Co., Ltd. - Japan (90.9%)
                     25.2.1.4    Daihyaku Premium Collection Co., Ltd. - Japan
                                 (57%)

26.  P.T. Asuransi Jiwa Dharmala ManuLife - Indonesia (51%)
     26.1.    P.T. Buanadays Sarana Informatika - Indonesia (100%)
     26.2.    P.T. Asuransi Jiwa Arta Mandiri Prime- Indonesia (100%)

27.  OUB Manulife Pte. Ltd. - Singapore (50%)

28.  The Manufacturers Life Insurance Company (Phils.) Inc. - Philippines (100%)


Item 27.  NUMBER OF CONTRACT OWNERS.

As of January 31, 2001, there were 17,839 qualified contracts and 19,397 non-qualified contracts of the series offered hereby outstanding.


Item 28.  INDEMNIFICATION.

Article 9 of the Articles of Incorporation of the Company provides as follows:

NINTH: A director of this corporation shall not be liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except to the extent such exemption from liability or limitation thereof is not permitted under the General Corporation Law of the State of Delaware as the same exists or may hereafter be amended. Any repeal or modification of the foregoing sentence shall not adversely affect any right or protection of a director of the corporation existing hereunder with respect to any act or omission occurring prior to such repeal or modification.


Article XIV of the By-laws of the Company provides as follows:

         Each Director or officer, whether or not then in office, shall be indemnified by the Company against all costs and expenses reasonably incurred by or imposed upon him or her, including legal fees, in connection with or resulting from any claim, action, suit or proceeding, whether civil, criminal or administrative, in which he or she may become involved as a party or otherwise, by reason of his or her being or having been a Director or officer of the Company.

         (1) Indemnity will not be granted to any Director or officer with respect to any claim, action, suit or proceeding which shall be brought against such Director or officer by or in the right of the Company, and

         (2) Indemnification for amounts paid and expenses incurred in settling such action, claim, suit or proceeding, will not be granted, until it shall be determined by a disinterested majority of the Board of Directors or by a majority of any disinterested committee or group of persons to whom the question may be referred by the Board, that said Director or officer did indeed act in good faith and in a manner he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonably cause to believe that his or her conduct was legal, and that the payment of such costs, expenses, penalties or fines is in the interest of the Company, and not contrary to public policy or other provisions of law.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. Indemnification shall be made by the corporation upon determination by a disinterested majority of the Board of Directors or of a majority of any disinterested committee or group or persons to whom the question may be referred to by said Board, that the person did indeed act in good faith and in a manner he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonably cause to believe that his or her conduct was legal.

         The foregoing right to indemnity shall not be exclusive of any other rights to which such Director or officer may be entitled as a matter of law.

         The foregoing right to indemnity shall also extend to the estate of any deceased Director or officer with respect to any such claim, action, suit or proceeding in which such Director or officer or his or her estate may become involved by reason of his or her having been a Director or officer of the Company, and subject to the same conditions outlined above.


Section IX, paragraph D of the Promotional Agent Agreement among the Company (referred to therein as "Security Life"), NASL Financial and Wood Logan (referred to therein as "Promotional Agent") provides as follows:

a. NASL Financial and Security Life agree to indemnify and hold harmless Promotional Agent, its officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the Securities Act of 1933 ("1933 Act"), the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in any registration statement for the Contracts filed pursuant to the 1933 Act or any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial or Security Life pursuant to
         Section VI, paragraph B of this Agreement.

b. Promotional Agent agrees to indemnify and hold harmless NASL Financial and Security Life, their officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any oral or written misrepresentation by Promotional Agent or its officers, directors, employees or agents unless such misrepresentation is contained in any registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial pursuant to Section VI, paragraph B of this Agreement or, (ii) the failure of Promotional Agent or its officers, directors, employees or agents to comply with any applicable provisions of this Agreement.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of ex-penses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS.

a.       NAME OF INVESTMENT COMPANY                  CAPACITY IN WHICH ACTING

         Manufacturers Investment Trust              Investment Adviser

         The Manufacturers Life Insurance            Principle Underwriter
         Company of North America Separate
         Account A

         The Manufacturers Life Insurance            Principle Underwriter
         Company of North America Separate
         Account B

         The Manufacturers Life Insurance            Principle Underwriter
         Company of New York Separate
         Account A

         The Manufacturers Life Insurance            Principle Underwriter
         Company of New York Separate
         Account B

b. The Manufacturers Life Insurance Company of North America is the managing member of Manufacturers Securities Services, LLC and has sole power to act on behalf of Manufacturers Securities Services, LLC. The officers and directors of The Manufacturers Life Insurance Company of North America are set forth under
Item 25.

c.     None.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS.

All books and records are maintained at 500 Boylston Street, Suite 400 Boston, MA 02116-3739 and at 73 Tremont Street, Boston, MA 02108.

Item 31.  MANAGEMENT SERVICES.

NONE.

ITEM 32.  Undertakings.

a. Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

b. Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC

Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Manufacturers Life Insurance Company of North America Separate Account A has caused this Amendment to its Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts on this 28th day of February, 2001.


                                        THE MANUFACTURERS LIFE INSURANCE COMPANY
                                        OF NORTH AMERICA SEPARATE ACCOUNT A
                                        ----------------------------------------
                                                       (Registrant)


                                        By: THE MANUFACTURERS LIFE INSURANCE
                                            COMPANY OF NORTH AMERICA
                                            ------------------------------------
                                                      (Depositor)


                                        By: /s/ JAMES R. BOYLE
                                            ------------------------------------
                                            James R. Boyle., President


Attest:

/s/ James D. Gallagher
James D. Gallagher, Secretary


         Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned on the 28th day of February, 2001 in the City of Boston, and Commonwealth of Massachusetts.

                                        THE MANUFACTURERS LIFE INSURANCE COMPANY
                                        OF NORTH AMERICA
                                        ----------------------------------------
                                                     (Depositor)


                                        By: /s/ JAMES R. BOYLE
                                            ------------------------------------
                                            James R. Boyle, President

Attest:


/s/ James D. Gallagher
--------------------------------
James D. Gallagher, Secretary

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor as indicated on this 28th day of February, 2001.




SIGNATURE                                                  TITLE


*                                                 Director and Chairman
------------------------------------
John D. DesPrez III                               of the Board



/s/JAMES R. BOYLE.                                Director and President
------------------------------------
James R. Boyle.                                   (Principal Executive Officer)



*                                                 Director, Vice President,
------------------------------------              Treasurer and Chief
David W. Libbey                                   Financial Officer
                                                  (Principal Financial Officer)



*By: /s/James D. Gallagher
     -------------------------------
     James D. Gallagher
     Attorney-in-Fact
     Pursuant to Powers
     of Attorney

                                  EXHIBIT INDEX

Exhibit No.                Description


4        (v)               Guaranteed Income Rider Endorsement

4        (vi)              Enhanced Death Benefit Rider Endorsement